UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-04175

Dreyfus Cash Management
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	01/31
Date of reporting period:	01/31/2022

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus Cash Management Funds

ANNUAL REPORT January 31, 2022

Dreyfus Government Cash Management

Dreyfus Government Securities Cash Management

Dreyfus Treasury Obligations Cash Management

Dreyfus Treasury Securities Cash Management

Dreyfus Cash Management

Dreyfus Tax Exempt Cash Management

Contents

THE FUNDS

FOR MORE INFORMATION

Back Cover

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each fund from August 1, 2021 to January 31, 2022. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended January 31, 2022

	Institutional Shares	Investor Shares	Administrative Shares	Participant Shares	Wealth Shares	Service Shares	Preferred Shares
Dreyfus Government Cash Management
Expenses paid per $1,000†	$.20	$.20	$.20	$.20	$.20	$.20	-
Ending value (after expenses)	$1,000.20	$1,000.20	$1,000.20	$1,000.20	$1,000.20	$1,000.20	-
Annualized expense ratio (%)	.04	.04	.04	.04	.04	.04	-
Dreyfus Government Securities Cash Management
Expenses paid per $1,000†	$.30	$.30	$.30	$.30	-	-	-
Ending value (after expenses)	$1,000.10	$1,000.10	$1,000.10	$1,000.10	-	-	-
Annualized expense ratio (%)	.06	.06	.06	.06	-	-	-
Dreyfus Treasury Obligations Cash Management
Expenses paid per $1,000†	$.30	$.30	$.30	$.30	$.30	$.35	-
Ending value (after expenses)	$1,000.10	$1,000.10	$1,000.10	$1,000.10	$1,000.10	$1,000.10	-
Annualized expense ratio (%)	.06	.06	.06	.06	.06	.07	-
Dreyfus Treasury Securities Cash Management
Expenses paid per $1,000†	$.25	$.25	$.25	$.25	$.30	$.30	-
Ending value (after expenses)	$1,000.10	$1,000.10	$1,000.10	$1,000.10	$1,000.10	$1,000.10	-
Annualized expense ratio (%)	.05	.05	.05	.05	.06	.06	-
Dreyfus Cash Management
Expenses paid per $1,000†	$.50	$.66	$.71	-	-	-	$.50
Ending value (after expenses)	$1,000.00	$999.80	$999.90	-	-	-	$1,000.00
Annualized expense ratio (%)	.10	.13	.14	-	-	-	.10
Dreyfus Tax Exempt Cash Management
Expenses paid per $1,000†	$.40	-	-	-	-	-	-
Ending value (after expenses)	$1,000.10	-	-	-	-	-	-
Annualized expense ratio (%)	.08	-	-	-	-	-	-
†	Expenses are equal to each fund’s annualized expense ratio as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended January 31, 2022

	Institutional Shares	Investor Shares	Administrative Shares	Participant Shares	Wealth Shares	Service Shares	Preferred Shares
Dreyfus Government Cash Management
Expenses paid per $1,000†	$.20	$.20	$.20	$.20	$.20	$.20	-
Ending value (after expenses)	$1,025.00	$1,025.00	$1,025.00	$1,025.00	$1,025.00	$1,025.00	-
Annualized expense ratio (%)	.04	.04	.04	.04	.04	.04	-
Dreyfus Government Securities Cash Management
Expenses paid per $1,000†	$.31	$.31	$.31	$.31	-	-	-
Ending value (after expenses)	$1,024.90	$1,024.90	$1,024.90	$1,024.90	-	-	-
Annualized expense ratio (%)	.06	.06	.06	.06	-	-	-
Dreyfus Treasury Obligations Cash Management
Expenses paid per $1,000†	$.31	$.31	$.31	$.31	$.31	$.36	-
Ending value (after expenses)	$1,024.90	$1,024.90	$1,024.90	$1,024.90	$1,024.90	$1,024.85	-
Annualized expense ratio (%)	.06	.06	.06	.06	.06	.07	-
Dreyfus Treasury Securities Cash Management
Expenses paid per $1,000†	$.26	$.26	$.26	$.26	$.31	$.31	-
Ending value (after expenses)	$1,024.95	$1,024.95	$1,024.95	$1,024.95	$1,024.90	$1,024.90	-
Annualized expense ratio (%)	.05	.05	.05	.05	.06	.06	-
Dreyfus Cash Management
Expenses paid per $1,000†	$.51	$.66	$.71	-	-	-	$.51
Ending value (after expenses)	$1,024.70	$1,024.55	$1,024.50	-	-	-	$1,024.70
Annualized expense ratio (%)	.10	.13	.14	-	-	-	.10
Dreyfus Tax Exempt Cash Management
Expenses paid per $1,000†	$.41	-	-	-	-	-	-
Ending value (after expenses)	$1,024.80	-	-	-	-	-	-
Annualized expense ratio (%)	.08	-	-	-	-	-	-
†	Expenses are equal to each fund’s annualized expense ratio as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
January 31, 2022

Dreyfus Government Cash Management
U.S. Government Agencies Obligations - 7.1%	Annualized Yield (%)	Principal Amount ($)		Value ($)
Federal Farm Credit Banks:
4/6/2022	0.05	5,000,000	[a]	4,999,556
2/1/2022, 3 Month SOFR +.02%	0.07	220,000,000	[b]	220,000,000
2/1/2022, 3 Month SOFR +.02%	0.07	350,000,000	[b]	349,957,797
2/1/2022, 3 Month SOFR +.03%	0.08	85,000,000	[b]	84,994,541
2/1/2022, 3 Month SOFR +.03%	0.08	160,000,000	[b]	160,000,000
2/1/2022, 3 Month SOFR +.04%	0.09	108,000,000	[b]	108,000,000
2/1/2022, 3 Month SOFR +.04%	0.09	115,000,000	[b]	115,000,000
2/1/2022, 3 Month SOFR +.04%	0.09	345,000,000	[b]	345,000,000
2/1/2022, 3 Month SOFR +.04%	0.09	169,000,000	[b]	169,000,000
2/1/2022, 3 Month SOFR +.04%	0.09	46,000,000	[b]	46,000,000
2/1/2022, 3 Month SOFR +.04%	0.09	330,000,000	[b]	329,994,515
2/1/2022, 3 Month SOFR +.05%	0.10	20,000,000	[b]	20,000,000
2/1/2022, 3 Month SOFR +.06%	0.11	30,000,000	[b]	30,000,000
2/1/2022, 3 Month SOFR +.06%	0.11	45,000,000	[b]	45,000,000
2/1/2022, 3 Month SOFR +.06%	0.11	42,000,000	[b]	42,000,000
2/1/2022, 3 Month SOFR +.06%	0.11	26,000,000	[b]	26,000,000
2/1/2022, 3 Month SOFR +.06%	0.11	17,000,000	[b]	17,000,000
2/1/2022, 3 Month SOFR +.06%	0.11	53,500,000	[b]	53,504,492
2/1/2022, 3 Month SOFR +.06%	0.11	85,000,000	[b]	85,000,000
2/1/2022, 3 Month SOFR +.08%	0.13	25,000,000	[b]	25,000,000
2/1/2022, 3 Month SOFR +.08%	0.13	66,000,000	[b]	66,000,000
2/1/2022, 3 Month SOFR +.09%	0.14	40,000,000	[b]	40,000,000
2/1/2022, 3 Month SOFR +.15%	0.20	80,000,000	[b]	80,000,000
2/1/2022, 3 Month U.S. T-BILL +.03%	0.22	325,000,000	[b]	325,000,000
2/1/2022, 3 Month SOFR +.19%	0.24	162,500,000	[b]	162,500,000
2/1/2022, 3 Month U.S. T-BILL +.17%	0.36	125,000,000	[b]	125,000,000
2/1/2022, 3 Month SOFR +.35%	0.40	250,000,000	[b]	250,000,000
10/28/2022	0.19	100,000,000		99,990,904
Federal Home Loan Banks:
2/1/2022, 3 Month SOFR +.01%	0.06	250,000,000	[b]	250,000,000
2/1/2022, 3 Month SOFR +.04%	0.09	122,000,000	[b]	122,000,000
2/1/2022, 3 Month SOFR +.04%	0.09	175,000,000	[b]	175,000,000
2/1/2022, 3 Month SOFR +.05%	0.10	147,000,000	[b]	147,000,000
2/1/2022, 3 Month SOFR +.06%	0.11	100,000,000	[b]	100,000,000
2/1/2022, 3 Month SOFR +.06%	0.11	100,000,000	[b]	100,000,000
2/1/2022, 3 Month SOFR +.07%	0.12	50,000,000	[b]	50,000,000
2/1/2022, 3 Month SOFR +.08%	0.13	110,000,000	[b]	110,000,000
2/1/2022, 3 Month SOFR +.08%	0.13	200,000,000	[b]	200,000,000
2/1/2022, 3 Month SOFR +.09%	0.14	200,000,000	[b]	200,000,000
2/1/2022, 3 Month SOFR +.20%	0.25	100,000,000	[b]	100,000,000
4/7/2022	0.10	250,000,000	[a]	249,954,861
Federal Home Loan Mortgage Corporation:
2/1/2022, 3 Month SOFR +.06%	0.11	500,000,000	[b,c]	500,000,000
2/1/2022, 3 Month SOFR +.07%	0.12	500,000,000	[b,c]	500,000,000
2/1/2022, 3 Month SOFR +.12%	0.17	500,000,000	[b,c]	500,000,000
2/1/2022, 3 Month SOFR +.13%	0.18	92,500,000	[b,c]	92,540,501
Federal National Mortgage Association:
2/1/2022, 3 Month SOFR +.12%	0.17	42,000,000	[b,c]	42,000,000
2/1/2022, 3 Month SOFR +.19%	0.24	175,000,000	[b,c]	174,996,809
2/1/2022, 3 Month SOFR +.19%	0.24	600,000,000	[b,c]	600,000,000
2/1/2022, 3 Month SOFR +.20%	0.25	525,000,000	[b,c]	525,000,000
2/1/2022, 3 Month SOFR +.22%	0.27	233,000,000	[b,c]	233,000,000
2/1/2022, 3 Month SOFR +.30%	0.35	375,000,000	[b,c]	375,000,000

Dreyfus Government Cash Management(continued)
U.S. Government Agencies Obligations - 7.1%(continued)	Annualized Yield (%)	Principal Amount ($)		Value ($)
U.S. International Development Finance Corporation:
2/7/2022, 3 Month U.S. T-BILL FLAT	0.16	11,875,000	[b]	11,875,000
2/7/2022, 3 Month U.S. T-BILL FLAT	0.16	35,000,000	[b]	35,000,000
2/7/2022, 3 Month U.S. T-BILL FLAT	0.16	22,000,000	[b]	22,000,000
2/7/2022, 3 Month U.S. T-BILL FLAT	0.16	12,638,889	[b]	12,638,889
2/7/2022, 3 Month U.S. T-BILL FLAT	0.16	20,625,000	[b]	20,625,000
2/7/2022, 3 Month U.S. T-BILL FLAT	0.16	6,315,789	[b]	6,315,789
2/7/2022, 3 Month U.S. T-BILL FLAT	0.16	23,750,000	[b]	23,750,000
Total U.S. Government Agencies Obligations (cost $8,903,638,654)				8,903,638,654
U.S. Cash Management Bills - 1.5%
2/15/2022	0.02	135,000,000	[a]	134,998,950
3/1/2022	0.06	200,000,000	[a]	199,991,444
3/8/2022	0.06	49,980,000	[a]	49,977,327
3/29/2022	0.07	350,000,000	[a]	349,961,889
4/5/2022	0.08	400,000,000	[a]	399,947,500
4/26/2022	0.13	335,000,000	[a]	334,898,383
5/17/2022	0.20	390,000,000	[a]	389,772,500
Total U.S. Cash Management Bills (cost $1,859,547,993)				1,859,547,993
U.S. Treasury Bills - 17.0%
2/3/2022	0.01	485,000,000	[a]	484,999,731
2/8/2022	0.05	6,630,000	[a]	6,629,935
2/17/2022	0.06	50,000,000	[a]	49,998,778
2/24/2022	0.05	450,000,000	[a]	449,985,625
3/10/2022	0.06	1,434,480,000	[a]	1,434,394,505
3/24/2022	0.08	1,250,000,000	[a]	1,249,867,190
4/7/2022	0.09	150,000,000	[a]	149,975,625
4/14/2022	0.12	570,300,000	[a]	570,163,128
4/28/2022	0.17	292,000,000	[a]	291,881,416
5/12/2022	0.07	2,700,000,000	[a]	2,699,512,493
5/19/2022	0.07	3,195,000,000	[a]	3,194,382,746
5/26/2022	0.07	160,000,000	[a]	159,964,533
6/2/2022	0.09	3,150,000,000	[a]	3,149,047,276
6/23/2022	0.16	800,000,000	[a]	799,495,111
7/7/2022	0.22	579,900,000	[a]	579,347,162
7/14/2022	0.28	2,010,000,000	[a]	2,007,517,646
7/21/2022	0.37	1,225,000,000	[a]	1,222,888,576
12/1/2022	0.24	2,645,000,000	[a]	2,639,832,582
Total U.S. Treasury Bills (cost $21,139,884,058)				21,139,884,058
U.S. Treasury Floating Rate Notes - 7.6%
2/1/2022, 3 Month U.S. T-BILL +.03%	0.22	2,255,000,000	[b]	2,255,109,099
2/1/2022, 3 Month U.S. T-BILL +.03%	0.22	3,437,625,000	[b]	3,437,735,676
2/1/2022, 3 Month U.S. T-BILL +.04%	0.23	900,000,000	[b]	899,995,579
2/1/2022, 3 Month U.S. T-BILL +.05%	0.24	2,530,000,000	[b]	2,530,192,178
2/1/2022, 3 Month U.S. T-BILL +.06%	0.25	400,000,000	[b]	399,985,106
Total U.S. Treasury Floating Rate Notes (cost $9,523,017,638)				9,523,017,638
U.S. Treasury Notes - .2%
9/30/2022	0.13	160,000,000		159,821,816
11/30/2022	2.00	91,000,000		92,281,791
Total U.S. Treasury Notes (cost $252,103,607)				252,103,607

STATEMENT OF INVESTMENTS (continued)

Dreyfus Government Cash Management(continued)
Repurchase Agreements - 65.5%	Annualized Yield (%)	Principal Amount ($)		Value ($)
ABN Amro Bank, Tri-Party Agreement thru BNY Mellon, dated 1/31/2022, due at 2/1/2022 in the amount of $975,001,354 (fully collateralized by: Government National Mortgage Association Agency Mortgage-Backed Securities, 2.50%-2.50%, due 9/20/2051-12/20/2051, U.S. Treasuries (including strips), 2.13%-3.13%, due 6/30/2022-5/15/2048, valued at $994,500,011)	0.05	975,000,000		975,000,000
Banco Santander, Tri-Party Agreement thru BNY Mellon, dated 1/31/2022, due at 2/1/2022 in the amount of $164,000,046 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-3.13%, due 7/14/2022-8/15/2031, valued at $167,275,105)	0.01	164,000,000		164,000,000
Banco Santander, Tri-Party Agreement thru BNY Mellon, dated 1/31/2022, due at 2/1/2022 in the amount of $496,000,138 (fully collateralized by: Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-5.00%, due 9/1/2047-10/1/2051, valued at $505,920,001)	0.01	496,000,000		496,000,000
Banco Santander, Tri-Party Agreement thru BNY Mellon, dated 1/31/2022, due at 2/1/2022 in the amount of $500,000,139 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.00%-4.00%, due 6/1/2045-9/1/2051, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-4.50%, due 4/1/2037-1/1/2057, valued at $510,000,000)	0.01	500,000,000		500,000,000
Bank of America Securities, Tri-Party Agreement thru BNY Mellon, dated 1/31/2022, due at 2/1/2022 in the amount of $200,000,278 (fully collateralized by: U.S. Treasuries (including strips), 0.50%-2.13%, due 1/31/2024-2/15/2031, valued at $204,000,012)	0.05	200,000,000		200,000,000
Bank of America Securities, Tri-Party Agreement thru BNY Mellon, dated 1/31/2022, due at 2/1/2022 in the amount of $100,000,139 (fully collateralized by: Government National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-2.50%, due 2/20/2051-1/20/2052, valued at $102,000,001)	0.05	100,000,000		100,000,000
Bank of America Securities, Tri-Party Agreement thru BNY Mellon, dated 1/31/2022, due at 2/1/2022 in the amount of $120,000,167 (fully collateralized by: Government National Mortgage Association Agency Mortgage-Backed Securities, 2.06%-4.10%, due 6/15/2040-11/15/2057, valued at $122,400,001)	0.05	120,000,000		120,000,000
Bank of America Securities, OBFR+.02%, Tri-Party Agreement thru BNY Mellon, dated 1/31/2022, due at interest rate reset date of 2/1/2022 in the amount of $75,000,188 and maturity date of 5/6/2022 (fully collateralized by: Government National Mortgage Association Agency Mortgage-Backed Securities, 2.50%, due 1/20/2052, valued at $76,500,001)	0.09	75,000,000	[d]	75,000,000

Bank of America Securities, OBFR+.02%, Tri-Party Agreement thru BNY Mellon, dated 1/31/2022, due at interest rate reset date of 2/1/2022 in the amount of $875,002,187 and maturity date of 5/6/2022 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 0.00%-7.14%, due 3/15/2032-6/15/2054, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 2.00%-6.04%, due 4/15/2036-2/25/2052, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-20.40%, due 12/25/2023-3/25/2061, Federal National Mortgage Association Agency Debentures and Agency Strips, 0.00%-8.00%, due 10/25/2022-12/1/2045, Federal National Mortgage Association Agency Mortgage-Backed Securities, 1.37%, due 7/25/2029, valued at $944,118,197)

	0.09	875,000,000	[d]	875,000,000
Bank of Montreal, Tri-Party Agreement thru BNY Mellon, dated 1/31/2022, due at 2/1/2022 in the amount of $500,000,417 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-4.38%, due 4/21/2022-2/15/2050, valued at $510,000,036)	0.03	500,000,000		500,000,000

Dreyfus Government Cash Management(continued)
Repurchase Agreements - 65.5%(continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)

Bank of Montreal, Tri-Party Agreement thru BNY Mellon, dated 1/31/2022, due at 2/1/2022 in the amount of $690,000,958 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 0.41%-6.09%, due 2/15/2027-5/15/2049, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 1.50%-6.25%, due 6/25/2032-11/25/2051, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 1.50%-3.00%, due 11/1/2030-1/1/2052, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 0.04%-6.49%, due 1/25/2023-10/25/2060, Federal National Mortgage Association Agency Debentures and Agency Strips, 3.50%, due 11/1/2044, Federal National Mortgage Association Agency Mortgage-Backed Securities, 0.51%-3.00%, due 11/25/2024-1/1/2052, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.05%-6.65%, due 6/16/2028-12/20/2070, valued at $740,129,361)

	0.05	690,000,000	690,000,000
BNP Paribas, Tri-Party Agreement thru BNY Mellon, dated 1/31/2022, due at 2/1/2022 in the amount of $100,000,111 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-3.38%, due 2/28/2022-11/15/2048, valued at $102,000,012)	0.04	100,000,000	100,000,000

Canadian Imperial Bank of Commerce, Tri-Party Agreement thru BNY Mellon, dated 1/31/2022, due at 2/1/2022 in the amount of $175,000,243 (fully collateralized by: Federal Home Loan Banks Agency Debentures and Agency Strips, 2.47%, due 3/23/2040, Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 4.00%-7.00%, due 6/15/2031-3/15/2044, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 3.00%-5.94%, due 11/25/2049-11/25/2050, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.05%-7.50%, due 8/1/2023-2/1/2052, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 3.00%-7.00%, due 9/25/2031-7/25/2050, Federal National Mortgage Association Agency Debentures and Agency Strips, 0.00%-5.00%, due 3/23/2028-7/1/2045, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-5.00%, due 10/1/2027-2/1/2052, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 6.10%, due 6/20/2047, Government National Mortgage Association Agency Mortgage-Backed Securities, 3.00%-4.67%, due 7/20/2046-3/20/2065, valued at $178,981,184)

	0.05	175,000,000	175,000,000

Canadian Imperial Bank of Commerce, Tri-Party Agreement thru BNY Mellon, dated 1/31/2022, due at 2/1/2022 in the amount of $400,055,000 (fully collateralized by: Federal Farm Credit Bank Agency Debentures and Agency Strips, 2.34%, due 2/25/2041, Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 4.00%-7.00%, due 2/15/2028-3/15/2044, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 0.00%-5.94%, due 1/4/2027-3/25/2051, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.00%-4.50%, due 3/1/2043-1/1/2052, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 5.89%-8.40%, due 11/25/2036-7/25/2049, Federal National Mortgage Association Agency Debentures and Agency Strips, 0.00%-3.50%, due 5/1/2030-8/1/2043, Federal National Mortgage Association Agency Mortgage-Backed Securities, 1.81%-4.50%, due 11/1/2028-11/1/2051, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.40%-6.00%, due 12/20/2027-10/16/2062, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-4.73%, due 1/15/2041-5/20/2069, U.S. Treasuries (including strips), 3.38%, due 5/15/2044, valued at $409,159,679)

	0.06	400,000,000	400,000,000

STATEMENT OF INVESTMENTS (continued)

Dreyfus Government Cash Management(continued)
Repurchase Agreements - 65.5%(continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)

Canadian Imperial Bank of Commerce, Tri-Party Agreement thru BNY Mellon, dated 1/31/2022, due at 2/3/2022 in the amount of $1,000,151,250 (fully collateralized by: Federal Farm Credit Bank Agency Debentures and Agency Strips, 2.34%-2.39%, due 2/7/2039-2/25/2041, Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 0.45%-8.69%, due 10/15/2023-11/15/2048, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 0.00%-6.25%, due 12/25/2035-11/25/2051, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.00%-5.00%, due 2/1/2040-1/1/2052, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 1.05%-7.00%, due 11/25/2024-4/25/2055, Federal National Mortgage Association Agency Debentures and Agency Strips, 3.00%-5.00%, due 5/1/2030-4/1/2049, Federal National Mortgage Association Agency Mortgage-Backed Securities, 1.78%-4.21%, due 4/1/2028-1/1/2052, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-6.59%, due 5/20/2031-9/16/2063, Government National Mortgage Association Agency Mortgage-Backed Securities, 1.50%-5.00%, due 1/15/2041-8/20/2069, U.S. Treasuries (including strips), 0.25%-3.38%, due 6/15/2024-5/15/2044, valued at $1,033,290,013)

	0.06	1,000,000,000	1,000,000,000

Canadian Imperial Bank of Commerce/New York, Tri-Party Agreement thru BNY Mellon, dated 1/31/2022, due at 2/7/2022 in the amount of $400,000,000 (fully collateralized by: Federal Farm Credit Bank Agency Debentures and Agency Strips, 2.34%, due 2/25/2041, Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 3.50%-7.00%, due 2/15/2028-11/1/2049, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 0.00%-5.94%, due 1/4/2027-3/25/2051, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.00%-4.50%, due 3/1/2043-1/1/2052, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 5.89%-8.40%, due 11/25/2036-7/25/2049, Federal National Mortgage Association Agency Debentures and Agency Strips, 0.00%-3.50%, due 5/1/2030-8/1/2043, Federal National Mortgage Association Agency Mortgage-Backed Securities, 1.81%-4.50%, due 2/1/2031-12/1/2051, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.40%-6.00%, due 12/20/2027-10/16/2062, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-4.73%, due 1/15/2041-5/20/2069, valued at $409,142,656)

	0.06	400,000,000	400,000,000
Citigroup Global Markets, Tri-Party Agreement thru BNY Mellon, dated 1/31/2022, due at 2/1/2022 in the amount of $1,050,001,458 (fully collateralized by: U.S. Treasuries (including strips), 0.50%-6.13%, due 10/31/2027-5/31/2028, valued at $1,071,000,063)	0.05	1,050,000,000	1,050,000,000

Dreyfus Government Cash Management(continued)
Repurchase Agreements - 65.5%(continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)
Citigroup Global Markets, Tri-Party Agreement thru BNY Mellon, dated 1/31/2022, due at 2/1/2022 in the amount of $250,000,347 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-0.00%, due 5/15/2042-5/15/2046, valued at $255,498,947)	0.05	250,000,000	250,000,000
Credit Agricole CIB, Tri-Party Agreement thru BNY Mellon, dated 1/31/2022, due at 2/1/2022 in the amount of $342,000,475 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-2.88%, due 3/31/2022-11/15/2030, valued at $348,840,024)	0.05	342,000,000	342,000,000
Credit Agricole CIB, Tri-Party Agreement thru BNY Mellon, dated 1/31/2022, due at 2/1/2022 in the amount of $186,000,258 (fully collateralized by: U.S. Treasuries (including strips), 0.63%-1.63%, due 10/31/2028-5/15/2031, valued at $189,720,025)	0.05	186,000,000	186,000,000

Daiwa Capital Markets America, Tri-Party Agreement thru BNY Mellon, dated 1/31/2022, due at 2/1/2022 in the amount of $1,200,001,667 (fully collateralized by: Federal Farm Credit Bank Agency Debentures and Agency Strips, 1.78%-2.32%, due 1/26/2027-1/26/2032, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.00%-6.50%, due 9/1/2028-1/1/2052, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%, due 7/25/2023, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-6.00%, due 5/1/2025-12/1/2051, Government National Mortgage Association Agency Mortgage-Backed Securities, 1.50%-5.00%, due 2/20/2031-1/20/2052, U.S. Treasuries (including strips), 0.00%-4.50%, due 2/1/2022-11/15/2051, valued at $1,224,000,000)

	0.05	1,200,000,000	1,200,000,000
Deutsche Bank Securities, Tri-Party Agreement thru BNY Mellon, dated 1/31/2022, due at 2/1/2022 in the amount of $550,000,764 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-3.88%, due 1/15/2025-2/15/2051, valued at $561,000,003)	0.05	550,000,000	550,000,000
DNB Bank, Tri-Party Agreement thru BNY Mellon, dated 1/31/2022, due at 2/1/2022 in the amount of $200,000,278 (fully collateralized by: U.S. Treasuries (including strips), 0.13%, due 7/15/2026, valued at $204,000,100)	0.05	200,000,000	200,000,000
Federal Reserve Bank of New York, Tri-Party Agreement thru BNY Mellon, dated 1/31/2022, due at 2/1/2022 in the amount of $54,500,075,694 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-3.63%, due 9/30/2022-5/15/2044, valued at $54,500,075,753)	0.05	54,500,000,000	54,500,000,000
Fixed Income Clearing, Tri-Party Agreement thru State Street, dated 1/31/2022, due at 2/1/2022 in the amount of $330,000,458 (fully collateralized by: U.S. Treasuries (including strips), 1.13%-4.50%, due 2/28/2022-5/15/2038, valued at $336,893,959)	0.05	330,000,000	330,000,000
HSBC Securities USA, Tri-Party Agreement thru BNY Mellon, dated 1/31/2022, due at 2/1/2022 in the amount of $245,000,306 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-4.38%, due 2/1/2022-11/15/2051, valued at $249,900,000)	0.05	245,000,000	245,000,000
HSBC Securities USA, Tri-Party Agreement thru BNY Mellon, dated 1/31/2022, due at 2/1/2022 in the amount of $520,000,722 (fully collateralized by: Government National Mortgage Association Agency Mortgage-Backed Securities, 3.00%-4.00%, due 4/20/2042-9/20/2051, valued at $530,400,000)	0.05	520,000,000	520,000,000
ING Financial Markets, Tri-Party Agreement thru BNY Mellon, dated 1/31/2022, due at 2/3/2022 in the amount of $50,000,486 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-6.25%, due 2/28/2023-8/15/2050, valued at $51,000,054)	0.05	50,000,000	50,000,000

STATEMENT OF INVESTMENTS (continued)

Dreyfus Government Cash Management(continued)
Repurchase Agreements - 65.5%(continued)	Annualized Yield (%)	Principal Amount ($)		Value ($)
JP Morgan Securities, Tri-Party Agreement thru BNY Mellon, dated 1/31/2022, due at 2/1/2022 in the amount of $850,001,181 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 4.00%, due 3/1/2047, Federal National Mortgage Association Agency Mortgage-Backed Securities, 1.50%-7.50%, due 2/1/2027-11/1/2059, valued at $867,000,000)	0.05	850,000,000		850,000,000
JP Morgan Securities, Tri-Party Agreement thru BNY Mellon, dated 1/31/2022, due at 2/1/2022 in the amount of $100,000,139 (fully collateralized by: U.S. Treasuries (including strips), 0.25%-2.50%, due 2/15/2022-10/31/2022, valued at $102,000,031)	0.05	100,000,000		100,000,000

JP Morgan Securities, 1 Month SOFR +.01%, Tri-Party Agreement thru BNY Mellon, dated 1/31/2022, due at interest rate reset date of 2/1/2022 in the amount of $840,039,667 and maturity date of 2/7/2022 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 0.45%, due 9/15/2040, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 1.92%-7.50%, due 3/1/2026-2/1/2052, Federal National Mortgage Association Agency Debentures and Agency Strips, 3.50%-5.99%, due 12/1/2033-7/1/2048, Federal National Mortgage Association Agency Mortgage-Backed Securities, 1.84%-7.50%, due 4/1/2027-8/1/2056, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.50%-4.00%, due 2/20/2050-1/20/2052, valued at $856,800,000)

	0.06	840,000,000	[b]	840,000,000

JP Morgan Securities, 1 Month SOFR +.02%, Tri-Party Agreement thru BNY Mellon, dated 1/31/2022, due at interest rate reset date of 2/1/2022 in the amount of $500,027,639 and maturity date of 5/2/2022 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 2.50%-4.50%, due 11/15/2032-1/25/2051, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 1.99%-4.00%, due 9/1/2027-2/1/2052, Federal National Mortgage Association Agency Debentures and Agency Strips, 3.00%-5.50%, due 5/1/2027-9/1/2047, Federal National Mortgage Association Agency Mortgage-Backed Securities, 1.50%-8.00%, due 9/1/2023-1/1/2052, Government National Mortgage Association Agency Mortgage-Backed Securities, 4.50%, due 5/20/2050, valued at $510,000,000)

	0.07	500,000,000	[d]	500,000,000

JP Morgan Securities, 1 Month SOFR +.16%, Tri-Party Agreement thru BNY Mellon, dated 1/31/2022, due at interest rate reset date of 2/1/2022 in the amount of $1,000,168,056 and maturity date of 5/2/2022 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 0.00%-6.50%, due 6/15/2025-1/25/2049, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 0.04%-4.00%, due 2/15/2022-1/25/2048, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-6.70%, due 11/20/2026-10/16/2062, valued at $1,080,000,000)

	0.21	1,000,000,000	[d]	1,000,000,000
MUFG Securities (Canada), Tri-Party Agreement thru BNY Mellon, dated 1/31/2022, due at 2/1/2022 in the amount of $100,000,139 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 2.00%-5.94%, due 12/15/2040-12/25/2051, Federal National Mortgage Association Agency Debentures and Agency Strips, 0.00%-4.00%, due 7/1/2032-6/1/2039, valued at $106,910,327)	0.05	100,000,000		100,000,000

Dreyfus Government Cash Management(continued)
Repurchase Agreements - 65.5%(continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)
MUFG Securities (Canada), Tri-Party Agreement thru BNY Mellon, dated 1/31/2022, due at 2/1/2022 in the amount of $1,725,002,396 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 1.50%-6.50%, due 9/1/2031-11/1/2051, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-5.50%, due 12/1/2028-1/1/2052, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-5.00%, due 8/15/2039-5/20/2066, U.S. Treasuries (including strips), 0.13%-6.38%, due 4/15/2022-2/15/2051, valued at $1,759,500,069)	0.05	1,725,000,000	1,725,000,000
Natixis, Tri-Party Agreement thru BNY Mellon, dated 1/31/2022, due at 2/1/2022 in the amount of $1,000,001,389 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-7.63%, due 1/26/2023-11/15/2051, valued at $1,020,000,037)	0.05	1,000,000,000	1,000,000,000
Nomura Securities International, Tri-Party Agreement thru BNY Mellon, dated 1/31/2022, due at 2/1/2022 in the amount of $200,000,278 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-2.50%, due 5/31/2023-11/15/2049, valued at $204,000,085)	0.05	200,000,000	200,000,000

Nomura Securities International, Tri-Party Agreement thru BNY Mellon, dated 1/31/2022, due at 2/1/2022 in the amount of $1,750,002,431 (fully collateralized by: Federal Farm Credit Bank Agency Debentures and Agency Strips, 0.09%, due 2/17/2023, Federal Home Loan Banks Agency Debentures and Agency Strips, 0.08%-1.70%, due 2/17/2023-1/28/2027, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 0.13%-0.22%, due 10/16/2023-1/29/2024, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.00%-5.00%, due 1/1/2037-2/1/2052, Federal National Mortgage Association Agency Debentures and Agency Strips, 0.00%, due 1/15/2033, Federal National Mortgage Association Agency Mortgage-Backed Securities, 1.50%-4.00%, due 7/1/2029-1/1/2058, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-4.59%, due 4/15/2041-10/20/2067, U.S. Treasuries (including strips), 0.00%-2.50%, due 2/15/2022-11/15/2047, valued at $1,785,000,345)

	0.05	1,750,000,000	1,750,000,000
Nomura Securities International, Tri-Party Agreement thru BNY Mellon, dated 1/31/2022, due at 2/1/2022 in the amount of $1,050,001,458 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-3.00%, due 2/15/2022-11/15/2051, valued at $1,071,000,000)	0.05	1,050,000,000	1,050,000,000
Prudential Insurance Company of America, dated 1/31/2022, due at 2/1/2022 in the amount of $49,341,332 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-0.00%, due 11/15/2035-2/15/2043, valued at $50,328,075)	0.06	49,341,250	49,341,250
Prudential Legacy Insurance Company of New Jersey, dated 1/31/2022, due at 2/1/2022 in the amount of $223,125,372 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-0.00%, due 11/15/2037-2/15/2045, valued at $227,587,500)	0.06	223,125,000	223,125,000

RBC Dominion Securities, Tri-Party Agreement thru BNY Mellon, dated 1/31/2022, due at 2/1/2022 in the amount of $500,000,694 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 3.00%, due 1/1/2050, Federal National Mortgage Association Agency Mortgage-Backed Securities, 3.00%-5.50%, due 4/1/2038-8/1/2049, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.70%-0.80%, due 8/20/2048-11/20/2048, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-5.00%, due 6/15/2039-10/20/2051, U.S. Treasuries (including strips), 0.00%-2.75%, due 3/22/2022-5/15/2049, valued at $510,085,415)

	0.05	500,000,000	500,000,000

STATEMENT OF INVESTMENTS (continued)

Dreyfus Government Cash Management(continued)
Repurchase Agreements - 65.5%(continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)
RBC Dominion Securities, Tri-Party Agreement thru BNY Mellon, dated 1/31/2022, due at 2/1/2022 in the amount of $1,000,001,389 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-7.13%, due 1/31/2023-2/15/2051, valued at $1,020,000,018)	0.05	1,000,000,000	1,000,000,000
RBC Dominion Securities, Tri-Party Agreement thru BNY Mellon, dated 1/31/2022, due at 2/7/2022 in the amount of $700,081,278 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-3.00%, due 2/28/2022-2/15/2051, valued at $714,000,022)	0.06	700,000,000	700,000,000

Royal Bank of Canada, Tri-Party Agreement thru BNY Mellon, dated 1/31/2022, due at 2/1/2022 in the amount of $1,875,002,604 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 1.54%-6.99%, due 10/15/2032-10/15/2058, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 1.50%-6.05%, due 9/25/2033-1/25/2052, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-6.63%, due 3/25/2033-11/25/2061, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-7.00%, due 9/20/2036-5/20/2069, U.S. Treasuries (including strips), 0.13%-2.50%, due 5/15/2024-7/15/2030, valued at $2,021,037,392)

	0.05	1,875,000,000	1,875,000,000

Societe Generale, Tri-Party Agreement thru BNY Mellon, dated 1/31/2022, due at 2/1/2022 in the amount of $300,000,417 (fully collateralized by: Federal Home Loan Banks Agency Debentures and Agency Strips, 0.90%, due 2/26/2027, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 1.50%-6.00%, due 7/1/2025-11/1/2051, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 0.81%, due 11/25/2039, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.50%-3.50%, due 3/1/2042-2/1/2052, Government National Mortgage Association Agency Mortgage-Backed Securities, 1.63%-4.50%, due 4/20/2026-1/20/2052, U.S. Treasuries (including strips), 0.00%-7.63%, due 2/3/2022-5/15/2050, valued at $306,000,002)

	0.05	300,000,000	300,000,000

Societe Generale, Tri-Party Agreement thru BNY Mellon, dated 1/31/2022, due at 2/4/2022 in the amount of $500,004,861 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 0.76%, due 10/15/2022, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.00%-5.00%, due 1/1/2033-12/1/2051, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 0.81%-0.81%, due 5/25/2023-11/25/2039, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-4.00%, due 1/1/2043-10/1/2050, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.50%, due 1/20/2052, U.S. Treasuries (including strips), 0.00%-6.25%, due 5/31/2022-5/15/2050, valued at $510,000,016)

	0.05	500,000,000	500,000,000

Dreyfus Government Cash Management(continued)
Repurchase Agreements - 65.5%(continued)	Annualized Yield (%)	Principal Amount ($)		Value ($)

Societe Generale, 1 Month SOFR FLAT, Tri-Party Agreement thru BNY Mellon, dated 1/31/2022, due at interest rate reset date of 2/1/2022 in the amount of $1,000,001,389 and maturity date of 2/7/2022 (fully collateralized by: Federal Home Loan Banks Agency Debentures and Agency Strips, 0.90%, due 2/26/2027, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.50%-6.00%, due 9/1/2024-12/1/2051, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 0.81%, due 11/25/2039, Federal National Mortgage Association Agency Debentures and Agency Strips, 0.88%, due 12/18/2026, Federal National Mortgage Association Agency Mortgage-Backed Securities, 1.48%-4.50%, due 11/1/2026-11/1/2051, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.50%-4.00%, due 12/20/2044-1/20/2052, U.S. Treasuries (including strips), 0.00%-7.63%, due 2/24/2022-11/15/2050, valued at $1,020,000,050)

	0.05	1,000,000,000	[d]	1,000,000,000
UBS Securities, Tri-Party Agreement thru BNY Mellon, dated 1/31/2022, due at 2/1/2022 in the amount of $300,000,417 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-7.63%, due 2/8/2022-11/15/2051, valued at $306,000,028)	0.05	300,000,000		300,000,000
Total Repurchase Agreements (cost $81,755,466,250)				81,755,466,250
Total Investments (cost $123,433,658,200)		98.9%		123,433,658,200
Cash and Receivables (Net)		1.1%		1,380,438,448
Net Assets		100.0%		124,814,096,648

a Security is a discount security. Income is recognized through the accretion of discount.

b Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date. Security description also includes the reference rate and spread if published and available.

c The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

d Illiquid security; investment has a put feature and a variable or floating rate. Security description also includes the reference rate and spread if published and available. The interest rate shown is the current rate as of January 31, 2022 and changes periodically. The maturity date shown reflects early termination date and the amount due represents the receivable of the fund as of the next interest payment date. At January 31, 2022, these securities amounted to $3,450,000,000 or 2.76% of net assets.

Portfolio Summary (Unaudited) †	Value (%)
Repurchase Agreements	65.5
U.S. Treasury Securities	26.3
U.S. Government Agencies Obligations	7.1
98.9

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS (continued)

Dreyfus Government Securities Cash Management
U.S. Government Agencies Obligations - 29.7%	Annualized Yield (%)	Principal Amount ($)		Value ($)
Federal Farm Credit Banks:
2/1/2022	0.00	65,000,000	[a]	65,000,000
5/20/2022	0.07	15,000,000	[a]	14,996,850
5/25/2022	0.07	8,000,000	[a]	7,998,242
5/31/2022	0.07	23,000,000	[a]	22,994,678
6/2/2022	0.07	20,000,000	[a]	19,995,294
6/21/2022	0.09	48,000,000	[a]	47,983,200
6/24/2022	0.13	50,000,000	[a]	49,974,181
2/1/2022, 3 Month SOFR +.06%	0.11	25,000,000	[b]	25,000,000
2/1/2022, 3 Month SOFR +.08%	0.13	33,000,000	[b]	33,000,000
2/1/2022, 3 Month SOFR +.20%	0.25	65,000,000	[b]	65,000,000
2/1/2022, 3 Month U.S. T-BILL +.17%	0.36	125,000,000	[b]	125,000,000
Federal Home Loan Banks:
2/1/2022	0.00	135,000,000	[a]	135,000,000
2/1/2022, Ser. 1, SOFR FLAT	0.05	100,000,000	[b]	100,000,000
2/1/2022, 3 Month SOFR +.04%	0.09	5,000,000	[b]	5,000,000
2/1/2022, 3 Month SOFR +.04%	0.09	100,000,000	[b]	100,000,000
2/1/2022, 3 Month SOFR +.07%	0.12	50,000,000	[b]	50,000,000
2/1/2022, 3 Month SOFR +.08%	0.13	25,000,000	[b]	25,000,000
2/1/2022, 3 Month SOFR +.08%	0.13	50,000,000	[b]	50,000,000
2/3/2022	0.04	75,000,000	[a]	74,999,854
2/22/2022	0.05	200,000,000	[a]	199,994,750
3/17/2022	0.05	50,000,000	[a]	49,997,250
4/27/2022	0.19	100,000,000	[a]	99,955,139
Total U.S. Government Agencies Obligations (cost $1,366,889,438)				1,366,889,438
U.S. Cash Management Bills - 23.5%
2/15/2022	0.05	192,000,000	[a]	191,996,449
2/22/2022	0.03	193,000,000	[a]	192,996,681
3/1/2022	0.00	150,000,000	[a]	149,995,917
3/8/2022	0.05	25,000,000	[a]	24,998,785
3/22/2022	0.08	125,000,000	[a]	124,986,389
3/29/2022	0.00	200,000,000	[a]	199,956,444
4/5/2022	0.08	200,000,000	[a]	199,973,750
Total U.S. Cash Management Bills (cost $1,084,904,415)				1,084,904,415
U.S. Treasury Bills - 39.3%
2/1/2022	0.04	165,000,000	[a]	165,000,000
2/8/2022	0.03	240,000,000	[a]	239,998,594
2/10/2022	0.04	450,000,000	[a]	449,995,500
2/17/2022	0.05	100,000,000	[a]	99,997,889
2/24/2022	0.05	221,000,000	[a]	220,993,713
3/3/2022	0.05	16,000,000	[a]	15,999,333
3/24/2022	0.08	150,000,000	[a]	149,984,062
4/21/2022	0.17	120,000,000	[a]	119,955,234
5/5/2022	0.00	150,000,000	[a]	149,908,999
5/19/2022	0.07	50,000,000	[a]	49,990,340
5/26/2022	0.09	100,000,000	[a]	99,972,292
6/2/2022	0.09	50,000,000	[a]	49,984,875
Total U.S. Treasury Bills (cost $1,811,780,831)				1,811,780,831

Dreyfus Government Securities Cash Management(continued)
U.S. Treasury Floating Rate Notes - 5.4%	Annualized Yield (%)	Principal Amount ($)		Value ($)
2/1/2022, 3 Month U.S. T-BILL +.03%	0.22	50,000,000	[b]	50,003,025
2/1/2022, 3 Month U.S. T-BILL +.03%	0.22	50,000,000	[b]	50,000,629
2/1/2022, 3 Month U.S. T-BILL +.05%	0.24	50,000,000	[b]	50,007,074
2/1/2022, 3 Month U.S. T-BILL +.06%	0.25	100,000,000	[b]	99,994,344
Total U.S. Treasury Floating Rate Notes (cost $250,005,072)				250,005,072
U.S. Treasury Notes - 14.8%
2/15/2022	2.50	150,000,000		150,140,301
2/28/2022	1.13	250,000,000		250,199,874
3/31/2022	1.88	150,000,000		150,435,886
4/30/2022	0.13	80,000,000		80,007,407
4/30/2022	1.75	52,000,000		52,210,808
Total U.S. Treasury Notes (cost $682,994,276)				682,994,276
Total Investments (cost $5,196,574,032)		112.7%		5,196,574,032
Liabilities, Less Cash and Receivables		(12.7%)		(585,517,079)
Net Assets		100.0%		4,611,056,953

a Security is a discount security. Income is recognized through the accretion of discount.

b Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date. Security description also includes the reference rate and spread if published and available.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Treasury Securities	83.1
U.S. Government Agencies Obligations	29.6
112.7

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS (continued)

Dreyfus Treasury Obligations Cash Management
U.S. Cash Management Bills - 2.8%	Annualized Yield (%)	Principal Amount ($)		Value ($)
3/1/2022	0.06	50,000,000	[a]	49,997,861
3/22/2022	0.06	350,000,000	[a]	349,972,778
3/29/2022	0.07	150,000,000	[a]	149,983,667
4/5/2022	0.08	150,000,000	[a]	149,980,312
5/17/2022	0.20	100,000,000	[a]	99,941,667
Total U.S. Cash Management Bills (cost $799,876,285)				799,876,285
U.S. Treasury Bills - 17.3%
2/24/2022	0.05	425,000,000	[a]	424,986,423
3/10/2022	0.06	350,000,000	[a]	349,978,930
3/24/2022	0.08	280,000,000	[a]	279,970,250
4/7/2022	0.09	100,000,000	[a]	99,983,750
4/14/2022	0.12	140,000,000	[a]	139,966,400
4/21/2022	0.17	150,000,000	[a]	149,944,042
5/12/2022	0.07	600,000,000	[a]	599,891,665
5/19/2022	0.06	650,000,000	[a]	649,876,653
6/2/2022	0.09	857,000,000	[a]	856,740,841
6/23/2022	0.16	162,000,000	[a]	161,897,760
7/7/2022	0.22	150,000,000	[a]	149,857,000
7/14/2022	0.28	527,000,000	[a]	526,350,038
7/21/2022	0.37	250,000,000	[a]	249,569,097
12/1/2022	0.24	325,000,000	[a]	324,345,603
Total U.S. Treasury Bills (cost $4,963,358,452)				4,963,358,452
U.S. Treasury Floating Rate Notes - 16.2%
2/1/2022, 3 Month U.S. T-BILL +.03%	0.22	600,000,000	[b]	600,038,197
2/1/2022, 3 Month U.S. T-BILL +.03%	0.22	850,000,000	[b]	850,027,035
2/1/2022, 3 Month U.S. T-BILL +.04%	0.23	125,000,000	[b]	124,999,999
2/1/2022, 3 Month U.S. T-BILL +.05%	0.24	1,584,000,000	[b]	1,584,134,741
2/1/2022, 3 Month U.S. T-BILL +.06%	0.25	790,000,000	[b]	790,034,665
2/1/2022, 3 Month U.S. T-BILL +.11%	0.30	700,000,000	[b]	700,016,579
Total U.S. Treasury Floating Rate Notes (cost $4,649,251,216)				4,649,251,216
U.S. Treasury Notes - 2.1%
4/30/2022	0.13	422,000,000		422,068,227
5/15/2022	2.13	75,000,000		75,438,592
9/30/2022	0.13	85,000,000		84,905,341
11/30/2022	0.13	15,000,000		14,979,094
Total U.S. Treasury Notes (cost $597,391,254)				597,391,254
Repurchase Agreements - 61.6%
ABN Amro Bank, Tri-Party Agreement thru BNY Mellon, dated 1/31/2022, due at 2/1/2022 in the amount of $599,000,832 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-3.13%, due 6/30/2022-2/15/2049, valued at $610,980,021)	0.05	599,000,000		599,000,000
BNP Paribas, Tri-Party Agreement thru BNY Mellon, dated 1/31/2022, due at 2/1/2022 in the amount of $225,000,312 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-7.63%, due 3/10/2022-2/15/2051, valued at $229,500,000)	0.05	225,000,000		225,000,000

Dreyfus Treasury Obligations Cash Management(continued)
Repurchase Agreements - 61.6%(continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)
Credit Agricole CIB, Tri-Party Agreement thru BNY Mellon, dated 1/31/2022, due at 2/1/2022 in the amount of $413,000,574 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-2.88%, due 3/31/2022-11/15/2030, valued at $421,260,029)	0.05	413,000,000	413,000,000
Daiwa Capital Markets America, Tri-Party Agreement thru BNY Mellon, dated 1/31/2022, due at 2/1/2022 in the amount of $50,000,056 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-7.63%, due 2/17/2022-8/15/2049, valued at $51,000,000)	0.04	50,000,000	50,000,000
Deutsche Bank Securities, Tri-Party Agreement thru BNY Mellon, dated 1/31/2022, due at 2/1/2022 in the amount of $200,000,278 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-3.88%, due 1/15/2025-2/15/2051, valued at $204,000,001)	0.05	200,000,000	200,000,000
Federal Reserve Bank of New York, Tri-Party Agreement thru BNY Mellon, dated 1/31/2022, due at 2/1/2022 in the amount of $14,600,020,278 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-3.63%, due 2/28/2023-5/15/2044, valued at $14,600,020,331)	0.05	14,600,000,000	14,600,000,000
ING Financial Markets, Tri-Party Agreement thru BNY Mellon, dated 1/31/2022, due at 2/1/2022 in the amount of $15,000,021 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-5.38%, due 2/15/2022-5/15/2050, valued at $15,300,006)	0.05	15,000,000	15,000,000
ING Financial Markets, Tri-Party Agreement thru BNY Mellon, dated 1/31/2022, due at 2/2/2022 in the amount of $100,000,972 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-6.25%, due 2/28/2023-11/15/2050, valued at $102,000,026)	0.05	100,000,000	100,000,000
JP Morgan Securities, Tri-Party Agreement thru BNY Mellon, dated 1/31/2022, due at 2/1/2022 in the amount of $450,000,625 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-2.00%, due 2/28/2022-10/15/2026, valued at $459,000,098)	0.05	450,000,000	450,000,000
MUFG Securities (Canada), Tri-Party Agreement thru BNY Mellon, dated 1/31/2022, due at 2/1/2022 in the amount of $100,000,139 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-2.75%, due 5/15/2023-2/15/2051, valued at $102,000,049)	0.05	100,000,000	100,000,000
Prudential Insurance Company of America, dated 1/31/2022, due at 2/1/2022 in the amount of $66,562,611 (fully collateralized by: U.S. Treasuries (including strips), 2.75%-3.00%, due 11/15/2044-8/15/2047, valued at $67,893,750)	0.06	66,562,500	66,562,500
Prudential Legacy Insurance Company of New Jersey, dated 1/31/2022, due at 2/1/2022 in the amount of $219,050,365 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-0.00%, due 5/15/2037-2/15/2045, valued at $223,431,000)	0.06	219,050,000	219,050,000
RBC Dominion Securities, Tri-Party Agreement thru BNY Mellon, dated 1/31/2022, due at 2/7/2022 in the amount of $300,034,833 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-3.00%, due 2/28/2022-11/15/2027, valued at $306,000,028)	0.06	300,000,000	300,000,000

STATEMENT OF INVESTMENTS (continued)

Dreyfus Treasury Obligations Cash Management(continued)
Repurchase Agreements - 61.6%(continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)
TD Securities (USA), Tri-Party Agreement thru BNY Mellon, dated 1/31/2022, due at 2/1/2022 in the amount of $300,000,417 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-3.88%, due 4/30/2022-2/15/2051, valued at $306,000,081)	0.05	300,000,000	300,000,000
Total Repurchase Agreements (cost $17,637,612,500)			17,637,612,500
Total Investments (cost $28,647,489,707)		100.0%	28,647,489,707
Cash and Receivables (Net)		.0%	1,597,415
Net Assets		100.0%	28,649,087,122

a Security is a discount security. Income is recognized through the accretion of discount.

b Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date. Security description also includes the reference rate and spread if published and available.

Portfolio Summary (Unaudited) †	Value (%)
Repurchase Agreements	61.6
U.S. Treasury Securities	38.4
100.0

† Based on net assets.

See notes to financial statements.

Dreyfus Treasury Securities Cash Management
U.S. Cash Management Bills - 38.5%	Annualized Yield (%)	Principal Amount ($)		Value ($)
2/15/2022	0.05	2,280,235,000	[a]	2,280,188,834
2/22/2022	0.04	3,804,351,000	[a]	3,804,258,196
3/1/2022	0.05	2,685,550,000	[a]	2,685,444,433
3/8/2022	0.05	1,935,000,000	[a]	1,934,914,602
3/15/2022	0.03	145,000,000	[a]	144,994,400
3/22/2022	0.06	4,538,000,000	[a]	4,537,619,980
3/29/2022	0.14	1,583,000,000	[a]	1,582,662,099
4/5/2022	0.07	300,000,000	[a]	299,965,875
4/19/2022	0.09	400,000,000	[a]	399,923,000
5/17/2022	0.22	1,500,000,000	[a]	1,499,059,375
5/31/2022	0.28	897,800,000	[a]	896,969,032
Total U.S. Cash Management Bills (cost $20,065,999,826)				20,065,999,826
U.S. Treasury Bills - 54.3%
2/1/2022	0.04	2,453,000,000	[a]	2,453,000,000
2/3/2022	0.05	1,694,650,000	[a]	1,694,645,362
2/8/2022	0.03	402,000,000	[a]	401,997,462
2/10/2022	0.05	2,104,260,000	[a]	2,104,235,880
2/17/2022	0.04	1,262,000,000	[a]	1,261,975,502
2/24/2022	0.04	4,045,000,000	[a]	4,044,896,315
3/3/2022	0.04	486,000,000	[a]	485,982,408
3/10/2022	0.05	1,842,000,000	[a]	1,841,904,642
3/17/2022	0.05	280,000,000	[a]	279,982,889
3/24/2022	0.07	1,324,000,000	[a]	1,323,867,260
3/31/2022	0.08	1,000,000,000	[a]	999,879,167
4/7/2022	0.09	1,000,000,000	[a]	999,837,500
4/14/2022	0.12	100,000,000	[a]	99,976,000
4/21/2022	0.06	700,000,000	[a]	699,913,319
4/28/2022	0.19	2,975,000,000	[a]	2,973,649,674
5/5/2022	0.24	1,650,000,000	[a]	1,648,998,996
5/12/2022	0.06	575,000,000	[a]	574,899,304
5/19/2022	0.07	1,800,000,000	[a]	1,799,621,785
5/26/2022	0.09	150,000,000	[a]	149,958,438
6/2/2022	0.09	250,000,000	[a]	249,924,375
6/23/2022	0.18	200,000,000	[a]	199,861,944
6/30/2022	0.21	750,000,000	[a]	749,363,646
7/7/2022	0.22	250,000,000	[a]	249,761,667
7/14/2022	0.28	300,000,000	[a]	299,630,986
7/21/2022	0.37	750,000,000	[a]	748,707,292
Total U.S. Treasury Bills (cost $28,336,471,813)				28,336,471,813
U.S. Treasury Floating Rate Notes - 10.5%
2/1/2022, 3 Month U.S. T-BILL +.03%	0.22	350,000,000	[b]	350,003,214
2/1/2022, 3 Month U.S. T-BILL +.03%	0.22	1,475,020,000	[b]	1,475,077,447
2/1/2022, 3 Month U.S. T-BILL +.04%	0.23	270,000,000	[b]	269,999,998
2/1/2022, 3 Month U.S. T-BILL +.05%	0.24	1,610,000,000	[b]	1,610,136,434
2/1/2022, 3 Month U.S. T-BILL +.06%	0.25	295,000,000	[b]	294,988,575
2/1/2022, 3 Month U.S. T-BILL +.11%	0.30	1,500,000,000	[b]	1,500,000,000
Total U.S. Treasury Floating Rate Notes (cost $5,500,205,668)				5,500,205,668
U.S. Treasury Notes - 5.1%
2/15/2022	2.00	200,000,000		200,148,247

STATEMENT OF INVESTMENTS (continued)

Dreyfus Treasury Securities Cash Management(continued)
U.S. Treasury Notes - 5.1%(continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)
2/15/2022	2.50	150,000,000	150,139,711
2/28/2022	1.13	327,000,000	327,263,865
3/31/2022	0.38	400,000,000	400,206,733
3/31/2022	1.88	34,245,000	34,343,971
4/30/2022	0.13	365,000,000	365,033,880
4/30/2022	1.75	303,000,000	304,225,955
4/30/2022	1.88	519,022,000	521,283,751
7/31/2022	0.13	245,000,000	244,936,504
7/31/2022	1.88	105,000,000	105,882,047
Total U.S. Treasury Notes (cost $2,653,464,664)			2,653,464,664
Total Investments (cost $56,556,141,971)		108.4%	56,556,141,971
Liabilities, Less Cash and Receivables		(8.4%)	(4,362,182,925)
Net Assets		100.0%	52,193,959,046

a Security is a discount security. Income is recognized through the accretion of discount.

b Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date. Security description also includes the reference rate and spread if published and available.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Treasury Securities	108.4
108.4

† Based on net assets.

See notes to financial statements.

Dreyfus Cash Management
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Asset-Backed Commercial Paper - 3.7%
Alpine Securitization	0.28	5/18/2022	100,000,000	[a]	99,906,375
Alpine Securitization	0.16	3/9/2022	100,000,000	[a]	99,982,733
Collateralized Commercial Paper FLEX	0.24	8/12/2022	50,000,000	[a]	49,855,250
Collateralized Commercial Paper FLEX	0.21	5/23/2022	60,000,000	[a]	59,943,626
Total Asset-Backed Commercial Paper (cost $309,799,206)			309,687,984
Commercial Paper - 22.2%
ASB Finance (London)	0.22	6/6/2022	82,395,000	[a]	82,303,006
Collateralized Commercial Paper FLEX, 1 Month SOFR +.22%	0.27	2/1/2022	100,000,000	[b,c]	100,000,000
Collateralized Commercial Paper FLEX, 1 Month SOFR +.26%	0.30	2/1/2022	170,000,000	[b,c]	170,000,000
DNB Bank	0.34	10/28/2022	100,000,000	[a]	99,478,750
Mizuho Bank	0.26	5/9/2022	200,000,000	[a]	199,827,956
National Australia Bank, 1 Month SOFR +.17%	0.22	2/1/2022	50,000,000	[b,c]	50,009,569
Nordea Bank	0.34	7/5/2022	150,000,000	[a]	149,733,916
Svenska Handelsbanken	0.34	7/5/2022	100,000,000	[a]	99,810,556
Swedbank	0.18	4/18/2022	71,525,000	[a]	71,497,157
Swedbank	0.18	4/20/2022	70,000,000	[a]	69,971,121
Swedbank	0.07	2/2/2022	200,000,000	[a]	199,999,278
The Bank of Nova Scotia, 1 Month SOFR +.15%	0.20	2/1/2022	152,000,000	[b,c]	151,972,006
The Toronto-Dominion Bank, 3 Month EFFR +.13%	0.21	2/1/2022	160,000,000	[b,c]	159,908,333
United Overseas Bank, 1 Month SOFR +.20%	0.25	2/1/2022	100,000,000	[b,c]	100,000,000
Westpac Banking	0.23	4/1/2022	100,000,000	[a]	99,979,167
Westpac Securities (London)	0.35	6/13/2022	50,000,000	[a]	49,937,934
Total Commercial Paper (cost $1,854,959,714)			1,854,428,749
Negotiable Bank Certificates of Deposit - 23.9%
Bank of Montreal/Chicago ll, 3 Month SOFR +.16%	0.21	2/1/2022	80,000,000	[b]	80,010,173
Bank of Montreal/Chicago ll, 3 Month SOFR +.16%	0.21	2/1/2022	100,000,000	[b]	100,017,665
Bank of Montreal/Chicago ll, 3 Month SOFR +.17%	0.22	2/1/2022	100,000,000	[b]	100,025,449
Bank of Nova Scotia/Houston	0.20	7/21/2022	17,625,000		17,594,807
Bank of Nova Scotia/Houston, 3 Month SOFR +.18%	0.23	2/1/2022	100,000,000	[b]	100,030,385
Bank of Nova Scotia/Houston, 3 Month SOFR +.20%	0.25	2/1/2022	50,000,000	[b]	49,984,998
Canadian Imperial Bank of Commerce/New York, 1 Month SOFR +.18%	0.23	2/1/2022	100,000,000	[b]	100,029,037
Canadian Imperial Bank of Commerce/New York, 1 Month SOFR +.25%	0.30	2/1/2022	50,000,000	[b]	50,001,078
Canadian Imperial Bank of Commerce/New York, 1 Month SOFR +.25%	0.30	2/1/2022	175,000,000	[b]	175,012,736
Canadian Imperial Bank of Commerce/New York	0.35	11/8/2022	50,000,000		49,807,425
Canadian Imperial Bank of Commerce/New York	0.35	11/9/2022	50,000,000		49,805,971
Mitsubishi UFJ Trust & Banking Corp./New York	0.15	3/3/2022	50,000,000		50,000,987
Mitsubishi UFJ Trust & Banking Corp./New York	0.21	5/6/2022	50,000,000		49,990,091
Mitsubishi UFJ Trust & Banking Corp./New York, 3 Month SOFR +.19%	0.24	2/1/2022	40,000,000	[b]	39,998,820
Mizuho Bank/New York	0.32	6/1/2022	25,000,000		25,000,073
Norinchukin Bank/New York	0.07	2/1/2022	120,000,000		120,000,047
Sumitomo Mitsui Bank/New York	0.32	6/28/2022	25,000,000		24,989,927
Sumitomo Mitsui Banking Corp./New York	0.15	3/8/2022	100,000,000		100,003,893
Sumitomo Mitsui Banking Corp./New York	0.15	3/9/2022	100,000,000		100,003,898
Sumitomo Mitsui Banking Corp./New York, 1 Month SOFR +.10%	0.15	2/1/2022	60,000,000	[b]	60,004,160
Sumitomo Mitsui Banking Corp./New York	0.17	2/1/2022	55,000,000		55,000,160
Sumitomo Mitsui Trust Bank/New York	0.15	3/14/2022	50,000,000		50,001,921
Sumitomo Mitsui Trust Bank/New York	0.16	4/4/2022	75,000,000		75,001,694

STATEMENT OF INVESTMENTS (continued)

Dreyfus Cash Management
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Negotiable Bank Certificates of Deposit - 23.9% (continued)
Sumitomo Mitsui Trust Bank/New York, 1 Month SOFR +.16%	0.21	2/1/2022	75,000,000	[b]	74,993,700
Sumitomo Mitsui Trust Bank/New York, 1 Month SOFR +.16%	0.21	2/1/2022	75,000,000	[b]	74,995,263
Svenska Handelsbanken/New York, 1 Month SOFR +.21%	0.25	2/1/2022	100,000,000	[b]	100,036,170
Toronto-Dominion Bank/New York, 3 Month EFFR +.16%	0.24	2/1/2022	123,000,000	[b]	123,025,917
Total Negotiable Bank Certificates of Deposit (cost $1,995,615,602)			1,995,366,445
Time Deposits - 31.6%
Australia & New Zealand Banking Group (Cayman)	0.07	2/1/2022	220,000,000		220,000,000
Banco Santander (New York)	0.07	2/1/2022	400,000,000		400,000,000
Credit Agricole (New York)	0.07	2/1/2022	392,000,000		392,000,000
DBS Bank (Singapore)	0.08	2/4/2022	200,000,000		200,000,000
ING Bank Amsterdam	0.08	2/1/2022	400,000,000		400,000,000
Nordea Bank (New York)	0.06	2/1/2022	275,000,000		275,000,000
Skandinaviska Enskilda Banken (New York)	0.06	2/1/2022	425,000,000		425,000,000
Svenska Handelsbanken (New York)	0.05	2/1/2022	225,000,000		225,000,000
Toronto-Dominion Bank (Toronto)	0.07	2/4/2022	100,000,000		100,000,000
Total Time Deposits (cost $2,637,000,000)			2,637,000,000
U.S. Treasury Bills - 4.8%
U.S. Cash Management Bills (cost $399,956,444)	0.08	3/22/2022	400,000,000	[a]	399,961,208
U.S. Treasury Notes - 1.2%
U.S. Treasury Notes (cost $100,016,736)	0.13	4/30/2022	100,000,000		99,980,546
Repurchase Agreements - 12.6%
Bank of America Securities, Tri-Party Agreement thru BNY Mellon, dated 1/31/2022 due at maturity date in the amount of $150,000,417 (fully collateralized by: Money Market, 0.00%-0.00%, due 2/1/2022-9/23/2022, valued at $153,000,001)	0.10	2/1/2022	150,000,000		150,000,000
Bank of America Securities, OBFR +.28%, Tri-Party Agreement thru BNY Mellon, dated 1/31/2022 due at interest rate reset date of 2/1/2022 in the amount of $75,000,729 (fully collateralized by: Equities, U.S. Treasuries (including strips), 0.13%-3.00%, due 11/30/2022-2/15/2049, valued at $76,886,036)	0.35	3/7/2022	75,000,000	[d]	75,000,000
Bank of America Securities, OBFR +.40%, Tri-Party Agreement thru BNY Mellon, dated 1/31/2022 due at interest rate reset date of 2/1/2022 in the amount of $170,002,219 (fully collateralized by: Asset-Backed Securities, 0.00%-3.13%, due 10/20/2034-5/25/2059, Money Market, 0.00%-1.60%, due 2/1/2022-11/14/2025, Other Instrument (collateralized debt obligation), 0.58%, due 3/22/2037, valued at $175,974,325)	0.47	3/7/2022	170,000,000	[d]	170,000,000
Bank of America Securities, OBFR +.40%, Tri-Party Agreement thru BNY Mellon, dated 1/31/2022 due at interest rate reset date of 2/1/2022 in the amount of $18,000,235 (fully collateralized by: U.S. Treasuries (including strips), 0.25%, due 6/15/2023, valued at $18,360,064)	0.47	3/7/2022	18,000,000	[d]	18,000,000

Dreyfus Cash Management
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)	Value ($)
Repurchase Agreements - 12.6% (continued)

BMO Capital Markets, Tri-Party Agreement thru BNY Mellon, dated 1/31/2022 due at maturity date in the amount of $50,000,236 (fully collateralized by: Corporate Debt Securities, 1.35%-15.50%, due 11/15/2022-1/1/2499, Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 0.80%-3.50%, due 1/25/2037-4/15/2043, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 1.50%-4.00%, due 12/25/2045-7/25/2051, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 0.09%-5.00%, due 4/25/2022-11/25/2051, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-6.20%, due 7/16/2044-2/20/2061, Other Instrument (international debt), 2.70%, due 12/28/2037, valued at $54,060,238)

	0.17	2/1/2022	50,000,000	50,000,000
BNP Paribas, Tri-Party Agreement thru BNY Mellon, dated 1/31/2022 due at maturity date in the amount of $135,000,563 (fully collateralized by: Asset-Backed Securities, 0.38%-4.81%, due 7/18/2023-11/15/2048, Corporate Debt Securities, 1.10%-10.75%, due 9/1/2023-1/1/2499, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 6.25%, due 11/25/2041, Private Label Collateralized Mortgage Obligations, 0.18%-6.00%, due 4/25/2034-11/25/2068, valued at $139,049,767)	0.15	2/1/2022	135,000,000	135,000,000
BNP Paribas, OBFR +.24%, Tri-Party Agreement thru BNY Mellon, dated 1/31/2022 due at interest rate reset date of 2/1/2022 in the amount of $18,000,155 (fully collateralized by: Corporate Debt Securities, 5.25%-10.75%, due 3/13/2025-7/6/2026, valued at $18,900,922)	0.31	3/7/2022	18,000,000	[d] 18,000,000
Citigroup Global Markets, Tri-Party Agreement thru BNY Mellon, dated 1/31/2022 due at maturity date in the amount of $330,001,467 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 0.00%-7.00%, due 5/15/2030-5/15/2047, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 1.50%-5.99%, due 9/25/2033-2/25/2052, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-14.44%, due 10/25/2032-2/25/2052, U.S. Treasuries (including strips), 3.38%, due 5/15/2044, valued at $350,829,595)	0.16	2/1/2022	330,000,000	330,000,000
Societe Generale, Tri-Party Agreement thru BNY Mellon, dated 1/31/2022 due at maturity date in the amount of $100,003,889 (fully collateralized by: Asset-Backed Securities, 0.26%-7.30%, due 1/2/2024-2/28/2041, Corporate Debt Securities, 0.20%-13.00%, due 3/15/2022-1/1/2499, Private Label Collateralized Mortgage Obligations, 1.08%-5.95%, due 6/15/2034-5/25/2065, valued at $109,459,754)	0.20	2/2/2022	100,000,000	100,000,000
Total Repurchase Agreements (cost $1,046,000,000)			1,046,000,000
Total Investments (cost $8,343,347,702)			100.0%	8,342,424,932
Liabilities, Less Cash and Receivables			.0%	(2,340,324)
Net Assets			100.0%	8,340,084,608

a Security is a discount security. Income is recognized through the accretion of discount.

b Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date. Security description also includes the reference rate and spread if published and available.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, these securities amounted to $731,889,908 or 8.78% of net assets.

d Illiquid security; investment has a put feature and a variable or floating rate. Security description also includes the reference rate and spread if published and available. The interest rate shown is the current rate as of January 31, 2022 and changes periodically. The maturity date shown reflects early termination date and the amount due represents the receivable of the fund as of the next interest payment date. At January 31, 2022, these securities amounted to $281,000,000 or 3.37% of net assets.

STATEMENT OF INVESTMENTS (continued)

Portfolio Summary (Unaudited) †	Value (%)
Banks	78.2
Repurchase Agreements	12.6
U.S. Treasury Securities	6.0
Diversified Financials	3.2
100.0

† Based on net assets.

See notes to financial statements.

Dreyfus Tax Exempt Cash Management
Short-Term Investments - 104.5%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Alabama - 4.2%
Mobile County Industrial Development Authority, Revenue Bonds (SSAB Alabama) (LOC; Swedbank AB) Ser. A	0.11	2/7/2022	5,000,000	[a]	5,000,000
Mobile County Industrial Development Authority, Revenue Bonds (SSAB Alabama) (LOC; Swedbank AB) Ser. B	0.11	2/7/2022	8,000,000	[a]	8,000,000
				13,000,000
Alaska - 1.3%
Alaska Housing Finance Corp., Revenue Bonds, Ser. A	0.11	2/1/2022	3,940,000	[a]	3,940,000
Arizona - 2.6%
The Phoenix Industrial Development Authority, Revenue Bonds (Mayo Clinic Arizona) Ser. B	0.09	2/1/2022	8,000,000	[a]	8,000,000
Arkansas - 2.2%
Osceola, Revenue Bonds (Plum Point Energy Associates Project) (LOC; Goldman Sachs Bank USA)	0.07	2/7/2022	6,855,000	[a]	6,855,000
Colorado - 1.2%
Tender Option Bond Trust Receipts (Series 2018-XG0195), (Denver City & County, COP (Colorado Convention Center Project) (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 6/1/2048	0.15	2/7/2022	3,615,000	[a,b,c]	3,615,000
Connecticut - 3.9%
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Yale-New Haven Health Obligated Group) Ser. O	0.05	2/7/2022	6,475,000	[a]	6,475,000
New London, BAN, Refunding	2.00	3/17/2022	5,100,000		5,109,966
Stamford, GO, Refunding, Ser. C	4.00	2/1/2022	400,000		400,000
				11,984,966
Florida - 10.3%
Florida Housing Finance Agency, Revenue Bonds (LOC; Northern Trust Company)	0.09	2/7/2022	5,000,000	[a]	5,000,000
Hillsborough County Housing Finance Authority, Revenue Bonds (LOC; Truist Bank)	0.09	2/7/2022	4,585,000	[a]	4,585,000
Miami-Dade County Industrial Development Authority, Revenue Bonds, Refunding (Florida Power & Light)	0.13	2/1/2022	3,200,000	[a]	3,200,000
Sunshine Government Financing Commission, CP, Ser. H	0.13	4/14/2022	9,000,000		8,998,757
Tender Option Bond Trust Receipts (Series 2021-XL0198), (Florida Broward County Tourist Development, Revenue Bonds (Convention Center Expansion Project) (Liquidity Agreement; Morgan Standly)), Trust Maturity Date 9/1/2047	0.09	2/7/2022	5,000,000	[a,b,c]	5,000,000
Tender Option Bond Trust Receipts (Series 2021-XM0963), (Florida Broward County Tourist Development, Revenue Bonds (Convention Center Expansion Project) (Liquidity Agreement; Morgan Standly)), Trust Maturity Date 9/1/2047	0.09	2/7/2022	5,000,000	[a,b,c]	5,000,000
				31,783,757
Georgia - 7.9%
Gwinnett County Development Authority, Revenue Bonds (Goodwill of North Georgia Project) (LOC; Truist Bank)	0.14	2/7/2022	2,615,000	[a]	2,615,000
Macon Water Authority, Revenue Bonds, Refunding, Ser. B	0.10	2/7/2022	1,950,000	[a]	1,950,000
Paulding County Hospital Authority, Revenue Bonds (LOC; Bank of America NA) Ser. B	0.06	2/7/2022	2,000,000	[a]	2,000,000
RBC Municipal Products Trust, Revenue Bonds (LOC; Royal Bank of Canada) Ser. E-107	0.11	2/7/2022	11,500,000	[a,b]	11,500,000

STATEMENT OF INVESTMENTS (continued)

Dreyfus Tax Exempt Cash Management (continued)
Short-Term Investments - 104.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Georgia - 7.9% (continued)
Tender Option Bond Trust Receipts (Series 2019-XG0257), (Municipal Electric Authority of Georgia, Revenue Bonds (Plant Vogtle 3&4 Project) (Insured; Assured Guaranty Municipal Corp.) (LOC; Bank of America NA)), Trust Maturity Date 1/1/2044	0.11	2/7/2022	3,930,000	[a,b,c]	3,930,000
Tender Option Bond Trust Receipts (Series 2019-ZF0807), (Georgia Housing & Finance Authority, Revenue Bonds, Refunding (Liquidity Agreement; JP Morgan Chase Bank NA)), Trust Maturity Date 6/1/2026	0.10	2/7/2022	2,335,000	[a,b,c]	2,335,000
				24,330,000
Illinois - 1.8%
Illinois Finance Authority, Revenue Bonds, Refunding (Steppenwolf Theatre Co.) (LOC; Northern Trust Company)	0.09	2/7/2022	2,540,000	[a]	2,540,000
Tender Option Bond Trust Receipts (Series 2020-XL0137), (Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (Liquidity Agreement; Barclays Bank PLC) (Insured; Assured Guaranty Municipal Corp.)), Trust Maturity Date 6/15/2050	0.10	2/7/2022	3,095,000	[a,b,c]	3,095,000
				5,635,000
Maryland - 1.3%
Tender Option Bond Trust Receipts (Series 2018-XG0213), (Maryland Stadium Authority, Revenue Bonds (Baltimore City Public Schools) (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 5/1/2046	0.11	2/7/2022	4,080,000	[a,b,c]	4,080,000
Michigan - 6.9%
Michigan Strategic Fund, Revenue Bonds (The Kroger Company) (LOC; Scotia Bank)	0.10	2/7/2022	4,000,000	[a]	4,000,000
RIB Floaters Trust, Revenue Bonds, Refunding (LOC; Barclays Bank) (Insured; Build America Mutual) Ser. 2018-009	0.10	2/7/2022	2,000,000	[a,b]	2,000,000
Tender Option Bond Trust Receipts (Series 2018 XF0686), (Michigan Finance Authority, Revenue Bonds (Charter County of Wayne Criminal Justice Center) (Insured; State Aid Withholding) (Liquidity Agreement; Royal Bank of Canada)), Trust Maturity Date 11/1/2040	0.11	2/7/2022	10,500,000	[a,b,c]	10,500,000
Tender Option Bond Trust Receipts (Series 2018-ZF2716), (Michigan Housing Development Authority, Revenue Bonds (Liquidity Agreement; Morgan Stanley Bank)), Trust Maturity Date 10/1/2048	0.09	2/7/2022	4,820,000	[a,b,c]	4,820,000
				21,320,000
Mississippi - 2.2%
Jackson County, Revenue Bonds, Refunding (Chevron Project)	0.10	2/1/2022	6,855,000	[a]	6,855,000
Missouri - 7.2%
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Louis University) (LOC; Wells Fargo Bank NA) Ser. B2	0.11	2/1/2022	1,870,000	[a]	1,870,000
RBC Municipal Products Trust, Revenue Bonds, Refunding (LOC; Royal Bank of Canada) Ser. C16	0.11	2/7/2022	14,000,000	[a,b]	14,000,000
Springfield Industrial Development Authority, Revenue Bonds (Abec Project) (LOC; Guaranty Bank)	0.12	2/7/2022	3,715,000	[a]	3,715,000
Springfield Industrial Development Authority, Revenue Bonds (Abec Project) (LOC; Guaranty Bank)	0.15	2/7/2022	1,310,000	[a]	1,310,000
The St. Louis Industrial Development Authority, Revenue Bonds (Minerva Place Apartments)	0.11	2/7/2022	1,430,000	[a]	1,430,000
				22,325,000
Nebraska - 3.2%
Lincoln Nebraska Electric System, CP, Ser. 95	0.13	3/22/2022	3,000,000		2,999,759

Dreyfus Tax Exempt Cash Management (continued)
Short-Term Investments - 104.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Nebraska - 3.2% (continued)
Omaha Public Power District, CP, Ser. A	0.09	2/17/2022	7,000,000		6,999,908
				9,999,667
New Jersey - 1.6%
Tender Option Bond Trust Receipts (Series 2016-ZF0450), (Hudson County Improvement Authority, Revenue Bonds (Hudson County Vocational Technology School Project) (Insured; County Guaranteed)), Trust Maturity Date 5/1/2051	0.11	2/7/2022	4,875,000	[a,b,c]	4,875,000
New Mexico - 1.0%
The University of New Mexico, Revenue Bonds, Refunding, Ser. B	0.06	2/7/2022	2,925,000	[a]	2,925,000
New York - 10.8%
New York City, GO (LOC; U.S. Bank NA) Ser. L4	0.11	2/1/2022	10,000,000	[a]	10,000,000
New York City, GO, Refunding (LOC; TD Bank NA) Ser. I4	0.11	2/1/2022	2,100,000	[a]	2,100,000
New York City Housing Development Corp., Revenue Bonds (LOC; Bank of America NA) Ser. A	0.09	2/7/2022	4,000,000	[a]	4,000,000
New York City Housing Development Corp., Revenue Bonds (LOC; Citibank NA) Ser. A	0.06	2/7/2022	5,000,000	[a]	5,000,000
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. AA3	0.11	2/1/2022	2,000,000	[a]	2,000,000
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. BB5	0.10	2/1/2022	3,600,000	[a]	3,600,000
New York State Mortgage Agency, Revenue Bonds, Refunding, Ser. 210	0.09	2/7/2022	3,000,000	[a]	3,000,000
Tender Option Bond Trust Receipts (Series 2018-XM0700), (Hudson Yards Infrastructure Corp., Revenue Bonds, Refunding (Liquidity Agreement; Toronto-Dominion Bank)), Trust Maturity Date 2/15/2039	0.10	2/7/2022	3,520,000	[a,b,c]	3,520,000
				33,220,000
Ohio - 1.0%
RBC Municipal Products Trust, Revenue Bonds, Refunding (LOC; Royal Bank of Canada) Ser. 2022 C18	0.10	2/7/2022	3,000,000	[a,b]	3,000,000
Pennsylvania - 1.7%
Tender Option Bond Trust Receipts (Series 2020-XM0887), (Geisinger Health System Obligated Group, Revenue Bonds, Refunding (Liquidity Agreement; JP Morgan Chase Bank NA) Ser. A), Trust Maturity Date 4/1/2028	0.12	2/7/2022	2,670,000	[a,b,c]	2,670,000
Tender Option Bond Trust Receipts (Series 2020-XM0888), (Geisinger Health System Obligated Group, Revenue Bonds, Refunding (Liquidity Agreement; JP Morgan Chase Bank NA) Ser. A), Trust Maturity Date 4/1/2028	0.12	2/7/2022	2,670,000	[a,b,c]	2,670,000
				5,340,000
South Carolina - 1.9%
South Carolina Jobs-Economic Development Authority, Revenue Bonds (Brashier Charter Project) (LOC; Truist Bank)	0.08	2/7/2022	3,550,000	[a]	3,550,000
South Carolina Jobs-Economic Development Authority, Revenue Bonds (YMCA Coastal Carolina Project) (LOC; Wells Fargo Bank NA)	0.09	2/7/2022	2,180,000	[a]	2,180,000
				5,730,000
Tennessee - 6.2%
Metropolitan Government Nashville & Davidson County, CP, Ser. 2021	0.12	3/7/2022	3,300,000		3,299,877
Metropolitan Government Nashville & Davidson County, CP, Ser. 2022	0.20	5/11/2022	8,000,000		7,998,265

STATEMENT OF INVESTMENTS (continued)

Dreyfus Tax Exempt Cash Management (continued)
Short-Term Investments - 104.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Tennessee - 6.2% (continued)
Tender Option Bond Trust Receipts (Series 2018-ZF2677), (Tennessee Housing Development Agency, Revenue Bonds (Liquidity Agreement; Citibank NA)), Trust Maturity Date 7/1/2036	0.09	2/7/2022	2,400,000	[a,b,c]	2,400,000
Tennessee, CP, Ser. 00-A	0.13	4/13/2022	5,500,000		5,499,358
				19,197,500
Texas - 16.0%
Gulf Coast Authority, Revenue Bonds (ExxonMobil Project) Ser. A	0.12	2/1/2022	4,600,000	[a]	4,600,000
Harris County, CP, Ser. J1	0.12	2/24/2022	2,350,000		2,349,970
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Memorial Hermann Health System Obligated Group)	0.05	2/7/2022	5,000,000	[a]	5,000,000
Harris County Texas Metropolitan Transportation Authority, CP, Ser. A1	0.17	3/22/2022	2,500,000		2,500,000
Harris County Texas Metropolitan Transportation Authority, CP, Ser. A3	0.17	3/22/2022	4,000,000		4,000,000
Houston, CP, Ser. E2	0.13	2/9/2022	3,000,000		3,000,039
Houston, CP, Ser. E2	0.30	3/29/2022	2,300,000		2,299,929
Lower Colorado River Authority, CP	0.22	3/23/2022	2,500,000		2,499,863
San Antonio Texas Water & Sewer System, CP, Ser. A1	0.12	2/24/2022	5,000,000		4,999,937
Tender Option Bond Trust Receipts (Series 2018-XM0698), (Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Liquidity Agreement; Credit Suisse)), Trust Maturity Date 8/15/2024	0.10	2/7/2022	4,585,000	[a,b,c]	4,585,000
Texas, GO	0.07	2/7/2022	13,400,000	[a]	13,400,000
				49,234,738
Virginia - 2.5%
Loudoun County Economic Development Authority, Revenue Bonds (Jack Kent Cooke Foundation Project) (LOC; Northern Trust Company)	0.06	2/7/2022	2,675,000	[a]	2,675,000
Lynchburg Economic Development Authority, Revenue Bonds, Refunding (Centra Health Obligated Group) (LOC; Truist Bank) Ser. C	0.14	2/7/2022	4,900,000	[a]	4,900,000
				7,575,000
Washington - 3.1%
Port of Seattle, CP	0.12	2/7/2022	4,155,000		4,155,028
Tender Option Bond Trust Receipts (Series 2020-XL0141), (King County Housing Authority, Revenue Bonds, Refunding (Liquidity Agreement; Wells Fargo Bank NA)), Trust Maturity Date 6/1/2040	0.09	2/7/2022	5,300,000	[a,b,c]	5,300,000
				9,455,028
Wisconsin - 2.5%
Tender Option Bond Trust Receipts (Series 2020-XL0147), (Public Finance Authority, Revenue Bonds, Refunding (Renown Regional Medical Center Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A), Trust Maturity Date 6/1/2045	0.10	2/7/2022	5,320,000	[a,b,c]	5,320,000

Dreyfus Tax Exempt Cash Management (continued)
Short-Term Investments - 104.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Wisconsin - 2.5% (continued)
Tender Option Bond Trust Receipts (Series 2020-XL0148), (Public Finance Authority, Revenue Bonds, Refunding (Renown Regional Medical Center Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A), Trust Maturity Date 6/1/2045	0.10	2/7/2022	2,250,000	[a,b,c] 2,250,000
			7,570,000
Total Investments (cost $321,851,655)			104.5%	321,845,656
Liabilities, Less Cash and Receivables			(4.5%)	(13,879,702)
Net Assets			100.0%	307,965,954

a The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, these securities amounted to $106,465,000 or 34.57% of net assets.

c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates). These securities are not an underlying piece for any of the Adviser long-term Inverse floater securities.

Portfolio Summary (Unaudited) †	Value (%)
Development	20.2
Medical	16.1
General	13.0
General Obligation	10.7
Multifamily Housing	9.8
Power	8.2
Water	7.1
Transportation	5.8
Education	4.7
Single Family Housing	3.8
Facilities	3.4
School District	1.7
104.5

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
BAN	Bond Anticipation Notes	BSBY	Bloomberg Short-Term Bank Yield Index
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EFFR	Effective Federal Funds Rate	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
IDC	Industrial Development Corporation	LIBOR	London Interbank Offered Rate
LOC	Letter of Credit	LR	Lease Revenue
NAN	Note Anticipation Notes	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield
OBFR	Overnight Bank Funding Rate	PILOT	Payment in Lieu of Taxes
PRIME	Prime Lending Rate	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RIB	Residual Interest Bonds	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SOFR	Secured Overnight Financing Rate
TAN	Tax Anticipation Notes	TRAN	Tax and Revenue Anticipation Notes
U.S. T-Bill	U.S. Treasury Bill Money Market Yield	XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
January 31, 2022

	Dreyfus Government Cash Management		Dreyfus Government Securities Cash Management	Dreyfus Treasury Obligations Cash Management		Dreyfus Treasury Securities Cash Management
Assets ($):
Investments in securities—See Statements of Investments†	123,433,658,200	††	5,196,574,032	28,647,489,707	††	56,556,141,971
Cash	1,807,734,506		1,472,723	2,723,130		1,697,029
Receivable for shares of Beneficial Interest subscribed	15,253,473		9,070,985	1,066,869		24,184,761
Interest receivable	2,758,434		4,287,764	606,822		9,899,117
Prepaid expenses	1,103,405		71,025	131,722		225,825
	125,260,508,018		5,211,476,529	28,652,018,250		56,592,148,703
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(c)	5,552,146		274,797	2,141,962		3,088,265
Payable for investment securities purchased	400,000,000		599,861,361	-		4,347,177,814
Payable for shares of Beneficial Interest redeemed	37,316,732		120,893	485,808		46,821,543
Trustees’ fees and expenses payable	29,167		4,068	8,120		11,896
Other accrued expenses	3,513,325		158,457	295,238		1,090,139
	446,411,370		600,419,576	2,931,128		4,398,189,657
Net Assets ($)	124,814,096,648		4,611,056,953	28,649,087,122		52,193,959,046
Composition of Net Assets ($):
Paid-in capital	124,814,077,401		4,611,068,121	28,650,880,096		52,193,762,585
Total distributable earnings (loss)	19,247		(11,168)	(1,792,974)		196,461
Net Assets ($)	124,814,096,648		4,611,056,953	28,649,087,122		52,193,959,046
† Investments at cost ($)	123,433,658,200		5,196,574,032	28,647,489,707		56,556,141,971
†† Value of repurchase agreements—Note 1(b) ($)	81,755,466,250		-	17,637,612,500		-
Net Asset Value Per Share
Institutional Shares
Net Assets ($)	107,504,150,065		3,435,106,550	23,188,296,989		33,717,356,874
Shares Outstanding	107,504,212,655		3,435,116,666	23,189,750,392		33,715,280,670
Net Asset Value Per Share ($)	1.00		1.00	1.00		1.00
Investor Shares
Net Assets ($)	3,717,395,083		170,780,429	1,587,269,504		1,577,212,394
Shares Outstanding	3,717,392,765		170,781,492	1,587,365,649		1,577,109,071
Net Asset Value Per Share ($)	1.00		1.00	1.00		1.00
Administrative Shares
Net Assets ($)	5,310,285,840		678,021,907	703,027,937		9,670,383,817
Shares Outstanding	5,310,285,142		678,024,297	703,071,925		9,669,847,205
Net Asset Value Per Share ($)	1.00		1.00	1.00		1.00
Participant Shares
Net Assets ($)	1,982,626,702		327,148,067	2,675,260,827		4,801,362,143
Shares Outstanding	1,982,626,999		327,149,468	2,675,430,173		4,801,054,151
Net Asset Value Per Share ($)	1.00		1.00	1.00		1.00
Wealth Shares
Net Assets ($)	2,644,768,288		-	209,089,667		534,236,645
Shares Outstanding	2,644,769,661		-	209,102,539		534,195,895
Net Asset Value Per Share ($)	1.00		-	1.00		1.00
Service Shares
Net Assets ($)	3,654,870,670		-	286,142,198		1,893,407,173
Shares Outstanding	3,654,869,663		-	286,159,418		1,893,280,109
Net Asset Value Per Share ($)	1.00		-	1.00		1.00

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (continued)

	Dreyfus Cash Management		Dreyfus Tax Exempt Cash Management
Assets ($):
Investments in securities—See Statements of Investments†	8,342,424,932	††	321,845,656
Cash	757,992		564,012
Receivable for shares of Beneficial Interest subscribed	1,645,294		-
Interest receivable	847,759		138,145
Prepaid expenses	48,966		24,348
	8,345,724,943		322,572,161
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(c)	694,636		19,920
Payable for shares of Beneficial Interest redeemed	4,530,314		14,500,601
Trustees’ fees and expenses payable	16,249		268
Other accrued expenses	399,136		85,418
	5,640,335		14,606,207
Net Assets ($)	8,340,084,608		307,965,954
Composition of Net Assets ($):
Paid-in capital	8,342,495,747		307,967,558
Total distributable earnings (loss)	(2,411,139)		(1,604)
Net Assets ($)	8,340,084,608		307,965,954
† Investments at cost ($)	8,343,347,702		321,851,655
†† Value of repurchase agreements—Note 1(b) ($)	1,046,000,000		-
Net Asset Value Per Share
Institutional Shares
Net Assets ($)	5,412,181,491		307,965,954
Shares Outstanding	5,407,747,130		308,000,937
Net Asset Value Per Share ($)	1.0008		0.9999
Investor Shares
Net Assets ($)	52,125,145		-
Shares Outstanding	52,084,255		-
Net Asset Value Per Share ($)	1.0008		-
Administrative Shares
Net Assets ($)	125,738,934		-
Shares Outstanding	125,629,945		-
Net Asset Value Per Share ($)	1.0009		-
Preferred Shares
Net Assets ($)	2,750,039,038		-
Shares Outstanding	2,747,840,071		-
Net Asset Value Per Share ($)	1.0008		-

See notes to financial statements.

STATEMENTS OF OPERATIONS
Year Ended January 31, 2022

	Dreyfus Government Cash Management	Dreyfus Government Securities Cash Management	Dreyfus Treasury Obligations Cash Management	Dreyfus Treasury Securities Cash Management
Investment Income ($):
Interest Income	74,824,053	2,695,714	18,872,670	28,568,579
Expenses:
Management fee—Note 2(a)	225,746,612	8,938,986	58,976,429	93,709,867
Shareholder servicing costs—Note 2(b)	25,521,050	2,253,689	12,998,127	27,387,458
Administrative service fees—Note 2(c)	14,804,942	590,795	5,120,377	13,993,289
Registration fees	3,906,473	120,030	361,032	1,109,427
Custodian fees—Note 2(c)	1,814,038	72,428	484,637	749,218
Trustees’ fees and expenses—Note 2(d)	559,119	20,120	152,470	218,411
Prospectus and shareholders’ reports	220,924	45,226	54,346	157,976
Professional fees	148,506	89,532	92,656	99,693
Chief Compliance Officer fees—Note 2(c)	14,460	14,460	14,460	14,460
Miscellaneous	881,290	130,590	326,338	414,501
Total Expenses	273,617,414	12,275,856	78,580,872	137,854,300
Less—reduction in expenses due to undertakings—Note 2(a)	(232,831,551)	(9,808,509)	(63,635,220)	(113,552,291)
Net Expenses	40,785,863	2,467,347	14,945,652	24,302,009
Net Investment Income	34,038,190	228,367	3,927,018	4,266,570
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	114,337	(12,844)	108,603	153,720
Net Increase in Net Assets Resulting from Operations	34,152,527	215,523	4,035,621	4,420,290

See notes to financial statements.

STATEMENTS OF OPERATIONS (continued)

	Dreyfus Cash Management	Dreyfus Tax Exempt Cash Management
Investment Income ($):
Interest Income	10,438,193	382,795
Expenses:
Management fee—Note 2(a)	8,478,679	837,967
Shareholder servicing costs—Note 2(b)	4,415,445	90,240
Registration fees	366,627	40,545
Custodian fees—Note 2(c)	149,134	18,053
Professional fees	100,273	90,932
Administrative service fees—Note 2(c)	63,394	-
Prospectus and shareholders’ reports	23,680	8,019
Trustees’ fees and expenses—Note 2(d)	16,535	1,726
Chief Compliance Officer fees—Note 2(c)	14,460	14,460
Miscellaneous	178,241	40,772
Total Expenses	13,806,468	1,142,714
Less—reduction in expenses due to undertakings—Note 2(a)	(6,376,443)	(800,025)
Less—reduction in fees due to earnings credits—Note 2(c)	-	(571)
Net Expenses	7,430,025	342,118
Net Investment Income	3,008,168	40,677
Realized and Unrealized Gain (Loss) on Investments—Note1(b) ($):
Net realized gain (loss) on investments	3,061	23,614
Net change in unrealized appreciation (depreciation) on investments	(1,427,421)	(9,143)
Net Realized and Unrealized Gain (Loss) on Investments	(1,424,360)	14,471
Net Increase in Net Assets Resulting from Operations	1,583,808	55,148

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Dreyfus Government Cash Management		Dreyfus Government Securities Cash Management
	Year Ended January 31,		Year Ended January 31,
	2022[a]	2021[b]	2022	2021[b]
Operations ($):
Net investment income	34,038,190	156,416,506	228,367	10,552,209
Net realized gain (loss) on investments	114,337	299,797	(12,844)	474,898
Net Increase (Decrease) in Net Assets Resulting from Operations	34,152,527	156,716,303	215,523	11,027,107
Distributions ($):
Distributions to shareholders:
Institutional Shares	(29,962,568)	(146,548,893)	(325,143)	(7,992,799)
Investor Shares	(786,161)	(3,542,827)	(24,974)	(708,339)
Administrative Shares	(1,183,622)	(4,392,770)	(60,173)	(1,305,062)
Participant Shares	(489,219)	(1,931,975)	(39,655)	(546,009)
Wealth Shares	(491,791)	(39)	-	-
Service Shares	(667,079)	(2)	-	-
Total Distributions	(33,580,440)	(156,416,506)	(449,945)	(10,552,209)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	550,199,434,170	387,781,621,070	7,996,248,371	14,305,994,288
Investor Shares	17,933,542,805	13,298,210,950	542,072,779	696,087,591
Administrative Shares	13,483,520,146	10,059,118,950	1,962,811,695	2,601,422,626
Participant Shares	10,591,314,657	12,220,582,356	1,216,576,428	1,377,122,341
Wealth Shares	6,194,375,814	1,291,818	-	-
Service Shares	5,903,870,716	48,010	-	-
Net assets received in connection
with reorganization—Note 1	2,144,189,839	-	-	-
Distributions reinvested:
Institutional Shares	7,168,873	30,166,611	61,883	1,064,049
Investor Shares	477,445	2,027,087	14,222	463,875
Administrative Shares	985,369	3,494,073	47,898	1,078,597
Participant Shares	441,904	1,665,427	38,612	532,130
Wealth Shares	479,951	36	-	-
Service Shares	640,954	-	-	-
Cost of shares redeemed:
Institutional Shares	(524,818,837,072)	(357,913,277,540)	(7,772,218,919)	(14,342,059,707)
Investor Shares	(17,174,482,958)	(13,572,992,528)	(693,028,963)	(803,822,620)
Administrative Shares	(11,101,309,279)	(9,242,050,189)	(1,810,457,609)	(2,687,970,395)
Participant Shares	(10,091,670,422)	(12,230,984,887)	(1,267,585,557)	(1,416,379,790)
Wealth Shares	(3,594,225,706)	(65,907)	-	-
Service Shares	(4,351,014,277)	(10)	-	-
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	35,328,902,929	30,438,855,327	174,580,840	(266,467,015)
Total Increase (Decrease) in Net Assets	35,329,475,016	30,439,155,124	174,346,418	(265,992,117)
Net Assets ($):
Beginning of Period	89,484,621,632	59,045,466,508	4,436,710,535	4,702,702,652
End of Period	124,814,096,648	89,484,621,632	4,611,056,953	4,436,710,535

[a]

During the period ended January 31, 2022, 287,133,657 Service shares representing $287,139,858 were exchanged for 287,139,858 Wealth shares and 298,288,787 Wealth shares representing $298,296,172 were exchanged for 298,296,172 Investor shares for Dreyfus Government Cash Management.

[b]	On November 16, 2020, the fund commenced offering Wealth shares and Service shares.
See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Dreyfus Treasury Obligations Cash Management		Dreyfus Treasury Securities Cash Management
	Year Ended January 31,		Year Ended January 31,
	2022	2021[a]	2022[b]	2021[a]
Operations ($):
Net investment income	3,927,018	42,979,140	4,266,570	74,132,583
Net realized gain (loss) on investments	108,603	(86,781)	153,720	2,914,249
Net Increase (Decrease) in Net Assets Resulting from Operations	4,035,621	42,892,359	4,420,290	77,046,832
Distributions ($):
Distributions to shareholders:
Institutional Shares	(3,074,667)	(36,935,524)	(2,915,080)	(63,012,600)
Investor Shares	(198,827)	(2,188,189)	(145,462)	(1,733,937)
Administrative Shares	(92,616)	(1,228,056)	(735,496)	(5,225,441)
Participant Shares	(369,177)	(2,627,252)	(395,093)	(4,160,603)
Wealth Shares	(22,218)	(117)	(36,377)	(1)
Service Shares	(15,209)	(2)	(123,954)	(1)
Total Distributions	(3,772,714)	(42,979,140)	(4,351,462)	(74,132,583)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	143,142,069,565	127,161,565,210	90,064,564,344	117,798,588,156
Investor Shares	5,323,669,483	4,611,882,210	4,698,387,446	3,655,650,276
Administrative Shares	1,915,656,538	2,135,673,693	22,910,342,129	17,408,148,965
Participant Shares	11,751,370,960	9,389,592,340	20,508,896,111	15,395,664,323
Wealth Shares	436,675,642	12,466,616	129,284,241	65,416
Service Shares	466,997,653	40,000	2,511,967,497	40,000
Net assets received in connection
with reorganization—Note 1	-	-	2,321,996,136	-
Distributions reinvested:
Institutional Shares	412,152	4,681,911	827,661	18,658,796
Investor Shares	71,794	580,342	82,240	1,035,716
Administrative Shares	58,950	766,747	677,197	4,732,338
Participant Shares	343,478	2,241,212	303,723	3,361,782
Wealth Shares	21,782	99	35,601	-
Service Shares	14,845	-	118,593	-
Cost of shares redeemed:
Institutional Shares	(142,655,761,248)	(119,365,047,954)	(85,518,309,334)	(112,818,980,370)
Investor Shares	(5,209,335,340)	(4,842,040,462)	(4,579,246,489)	(3,327,762,200)
Administrative Shares	(1,884,332,745)	(2,141,814,194)	(17,612,795,641)	(15,405,604,117)
Participant Shares	(11,548,868,679)	(8,996,482,918)	(19,371,319,781)	(14,889,432,048)
Wealth Shares	(234,467,082)	(5,594,518)	(134,892,387)	-
Service Shares	(180,893,080)	-	(2,400,561,428)	-
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	1,323,704,668	7,968,510,334	13,530,357,859	7,844,167,033
Total Increase (Decrease) in Net Assets	1,323,967,575	7,968,423,553	13,530,426,687	7,847,081,282
Net Assets ($):
Beginning of Period	27,325,119,547	19,356,695,994	38,663,532,359	30,816,451,077
End of Period	28,649,087,122	27,325,119,547	52,193,959,046	38,663,532,359

[a]	On November 16, 2020, the fund commenced offering Wealth shares and Service shares.
[b]

During the period ended January 31, 2022, 35,620,657 Service shares representing $35,620,748 were exchanged for 35,620,748 Wealth shares and 34,258,230 Wealth shares representing $34,258,535 were exchanged for 34,258,535 Investor shares for Dreyfus Treasury Securities Cash Management.

See notes to financial statements.

	Dreyfus Cash Management		Dreyfus Tax Exempt Cash Management
	Year Ended January 31,		Year Ended January 31,
	2022[a]	2021	2022[b]	2021
Operations ($):
Net investment income	3,008,168	32,762,312	40,677	2,302,570
Net realized gain (loss) on investments	3,061	(1,401,120)	23,614	2,008
Net change in unrealized appreciation (depreciation) on investments	(1,427,421)	(2,508,969)	(9,143)	(5,861)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,583,808	28,852,223	55,148	2,298,717
Distributions ($):
Distributions to shareholders:
Institutional Shares	(2,308,707)	(33,476,359)	(42,385)	(2,209,731)
Investor Shares	(13,980)	(393,715)	-	(92,839)
Administrative Shares	(22,078)	(242,245)	-	-
Preferred Shares	(1,000,322)	-	-	-
Total Distributions	(3,345,087)	(34,112,319)	(42,385)	(2,302,570)
Beneficial Interest Transactions ($)
Net proceeds from shares sold:
Institutional Shares	33,462,821,610	49,413,551,117	1,772,352,396	2,688,854,172
Investor Shares	577,036,341	870,281,078	-	2,331,566
Administrative Shares	1,430,258,354	496,908,817	-	-
Preferred Shares	11,471,805,135	-	-	-
Net assets received in connection
with reorganization—Note 1	3,634,782,505	-	-	-
Distributions reinvested:
Institutional Shares	690,251	11,601,174	19,078	1,025,043
Investor Shares	1,252	57,927	-	2,102
Administrative Shares	430	31,435	-	-
Preferred Shares	976,986	-	-	-
Cost of shares redeemed:
Institutional Shares	(32,956,940,619)	(54,746,429,372)	(1,848,186,732)	(2,802,413,724)
Investor Shares	(726,542,827)	(840,085,291)	(31,163,832)	(4,810,198)
Administrative Shares	(1,361,474,413)	(517,546,704)	-	-
Preferred Shares	(12,357,039,902)	-	-	-
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	3,176,375,103	(5,311,629,819)	(106,979,090)	(115,011,039)
Total Increase (Decrease) in Net Assets	3,174,613,824	(5,316,889,915)	(106,966,327)	(115,014,892)
Net Assets ($):
Beginning of Period	5,165,470,784	10,482,360,699	414,932,281	529,947,173
End of Period	8,340,084,608	5,165,470,784	307,965,954	414,932,281
Capital Share Transactions (Shares):
Institutional Shares[c]
Shares sold	33,428,335,118	49,367,868,806	1,772,529,649	2,689,226,369
Shares issued for distributions reinvested	689,569	11,591,927	19,081	1,025,186
Shares redeemed	(32,922,857,437)	(54,706,582,450)	(1,848,370,566)	(2,802,702,922)
Net Increase (Decrease) in Shares Outstanding	506,167,250	(5,327,121,717)	(75,821,836)	(112,451,367)
Investor Shares[c]
Shares sold	576,450,963	869,494,246	-	2,331,798
Shares issued for distributions reinvested	1,250	57,886	-	2,102
Shares redeemed	(725,807,269)	(839,243,892)	(31,166,563)	(4,810,729)
Net Increase (Decrease) in Shares Outstanding	(149,355,056)	30,308,240	(31,166,563)	(2,476,829)
Administrative Shares
Shares sold	1,428,729,884	496,392,221	-	-
Shares issued for distributions reinvested	429	31,410	-	-
Shares redeemed	(1,360,034,477)	(517,014,081)	-	-
Net Increase (Decrease) in Shares Outstanding	68,695,836	(20,590,450)	-	-
Preferred Shares
Shares sold	11,460,331,539	-	-	-
Shares issued in connection with reorganization—Note 1	3,631,145,830	-	-	-
Shares issued for distributions reinvested	976,027	-	-	-
Shares redeemed	(12,344,613,325)	-	-	-
Net Increase (Decrease) in Shares Outstanding	2,747,840,071	-	-	-

[a]	On May 4, 2021, the fund commenced Preferred shares.
[b]	On February 1, 2021, Investor shares were converted to Institutional shares.
[c]	During the period ended January 31, 2022, 31,166,563 Investor shares representing $31,163,455 were exchanged for 31,163,455 Institutional shares for Dreyfus Tax Exempt Cash Management.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class of each fund for the fiscal periods indicated. All information reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the funds’ financial statements.

	Per Share Data ($)							Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)	Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Net Assets End of Period ($ x 1,000)
Dreyfus Government Cash Management
Institutional Shares
Year Ended January 31,
2022	1.00	.000	[a]	(.000)	[a]	1.00	.03	.21	.04	.03	107,504,150
2021	1.00	.002		(.002)		1.00	.24	.21	.15	.20	82,115,918
2020	1.00	.020		(.020)		1.00	2.02	.21	.16	2.00	52,217,126
2019	1.00	.018		(.018)		1.00	1.82	.21	.17	1.79	51,959,429
2018	1.00	.009		(.009)		1.00	.85	.21	.16	.87	61,917,499
Investor Shares
Year Ended January 31,
2022	1.00	.000	[a]	(.000)	[a]	1.00	.03	.45	.03	.03	3,717,395
2021	1.00	.002		(.002)		1.00	.16	.46	.22	.14	2,957,837
2020	1.00	.018		(.018)		1.00	1.77	.46	.41	1.76	3,230,590
2019	1.00	.016		(.016)		1.00	1.57	.46	.42	1.58	2,727,098
2018	1.00	.006		(.006)		1.00	.60	.46	.42	.62	2,416,450
Administrative Shares
Year Ended January 31,
2022	1.00	.000	[a]	(.000)	[a]	1.00	.03	.31	.04	.03	5,310,286
2021	1.00	.002		(.002)		1.00	.19	.31	.19	.16	2,927,070
2020	1.00	.019		(.019)		1.00	1.92	.31	.26	1.88	2,106,473
2019	1.00	.017		(.017)		1.00	1.72	.31	.27	1.70	1,787,604
2018	1.00	.007		(.007)		1.00	.75	.31	.26	.70	1,550,026
Participant Shares
Year Ended January 31,
2022	1.00	.000	[a]	(.000)	[a]	1.00	.03	.61	.04	.03	1,982,627
2021	1.00	.001		(.001)		1.00	.14	.61	.26	.13	1,482,523
2020	1.00	.016		(.016)		1.00	1.62	.62	.57	1.32	1,491,277
2019	1.00	.014		(.014)		1.00	1.41	.61	.57	1.41	92,963
2018	1.00	.004		(.004)		1.00	.45	.61	.56	.43	90,708

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus Government Cash Management (continued)
Wealth Shares
Year Ended January 31,
2022	1.00	.000	[a]	(.000)	[a]	1.00	.03		.47		.05		.03		2,644,768
2021[b]	1.00	.000	[a]	(.000)	[a]	1.00	.00	[c,d]	.55	[e]	.19	[e]	.02	[e]	1,226
Service Shares
Year Ended January 31,
2022	1.00	.000	[a]	(.000)	[a]	1.00	.03		1.02		.05		.03		3,654,871
2021[b]	1.00	.000	[a]	(.000)	[a]	1.00	.00	[c,d]	1.07	[e]	.13	[e]	.01	[e]	48

a Amount represents less than $.001 per share.

b On November 16, 2020, the fund commenced offering Wealth shares and Service shares.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Per Share Data ($)							Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)	Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus Government Securities Cash Management
Institutional Shares
Year Ended January 31,
2022	1.00	.000	[a]	(.000)	[a]	1.00	.01	.21	.06	.01		3,435,107
2021	1.00	.003		(.003)		1.00	.25	.21	.20	.23		3,211,177
2020	1.00	.019		(.019)		1.00	1.94	.22	.22	1.96		3,245,834
2019	1.00	.018		(.018)		1.00	1.78	.22	.21	1.76		4,142,111
2018	1.00	.008		(.008)		1.00	.80	.22	.19	.79		3,764,742
Investor Shares
Year Ended January 31,
2022	1.00	.000	[a]	(.000)	[a]	1.00	.01	.46	.05	.00	[b]	170,780
2021	1.00	.002		(.002)		1.00	.16	.46	.29	.16		321,743
2020	1.00	.017		(.017)		1.00	1.69	.47	.47	1.68		428,964
2019	1.00	.015		(.015)		1.00	1.52	.47	.46	1.52		443,941
2018	1.00	.005		(.005)		1.00	.54	.47	.44	.57		446,933
Administrative Shares
Year Ended January 31,
2022	1.00	.000	[a]	(.000)	[a]	1.00	.01	.31	.06	.01		678,022
2021	1.00	.002		(.002)		1.00	.20	.31	.25	.15		525,656
2020	1.00	.018		(.018)		1.00	1.85	.32	.32	1.79		611,072
2019	1.00	.017		(.017)		1.00	1.68	.32	.31	1.68		387,132
2018	1.00	.007		(.007)		1.00	.69	.32	.29	.70		449,501
Participant Shares
Year Ended January 31,
2022	1.00	.000	[a]	(.000)	[a]	1.00	.01	.61	.06	.00	[b]	327,148
2021	1.00	.001		(.001)		1.00	.13	.61	.31	.14		378,134
2020	1.00	.015		(.015)		1.00	1.54	.62	.62	1.48		416,833
2019	1.00	.014		(.014)		1.00	1.37	.62	.61	1.37		289,236
2018	1.00	.004		(.004)		1.00	.39	.62	.59	.39		312,013

a Amount represents less than $.001 per share.

b Amount represents less than .01%.

See notes to financial statements.

	Per Share Data ($)							Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)	Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Net Assets End of Period ($ x 1,000)
Dreyfus Treasury Obligations Cash Management
Institutional Shares
Year Ended January 31,
2022	1.00	.000	[a]	(.000)	[a]	1.00	.01	.21	.05	.01	23,188,297
2021	1.00	.002		(.002)		1.00	.22	.21	.16	.19	22,701,392
2020	1.00	.020		(.020)		1.00	1.99	.21	.18	1.97	14,900,109
2019	1.00	.018		(.018)		1.00	1.82	.21	.18	1.83	15,314,155
2018	1.00	.008		(.008)		1.00	.82	.21	.20	.83	17,116,541
Investor Shares
Year Ended January 31,
2022	1.00	.000	[a]	(.000)	[a]	1.00	.01	.45	.05	.01	1,587,270
2021	1.00	.001		(.001)		1.00	.15	.46	.24	.15	1,472,827
2020	1.00	.017		(.017)		1.00	1.73	.46	.43	1.71	1,702,388
2019	1.00	.016		(.016)		1.00	1.57	.46	.43	1.55	1,824,737
2018	1.00	.006		(.006)		1.00	.56	.46	.45	.57	2,105,370
Administrative Shares
Year Ended January 31,
2022	1.00	.000	[a]	(.000)	[a]	1.00	.01	.30	.05	.01	703,028
2021	1.00	.002		(.002)		1.00	.18	.31	.21	.16	671,622
2020	1.00	.019		(.019)		1.00	1.89	.31	.28	1.86	677,032
2019	1.00	.017		(.017)		1.00	1.72	.31	.28	1.75	704,333
2018	1.00	.007		(.007)		1.00	.72	.31	.30	.74	441,771
Participant Shares
Year Ended January 31,
2022	1.00	.000	[a]	(.000)	[a]	1.00	.01	.61	.05	.01	2,675,261
2021	1.00	.001		(.001)		1.00	.13	.61	.26	.11	2,472,367
2020	1.00	.016		(.016)		1.00	1.58	.61	.58	1.52	2,077,167
2019	1.00	.014		(.014)		1.00	1.42	.61	.58	1.41	1,170,243
2018	1.00	.004		(.004)		1.00	.41	.61	.60	.36	990,662

FINANCIAL HIGHLIGHTS (continued)

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus Treasury Obligations Cash Management (continued)
Wealth Shares
Year Ended January 31,
2022	1.00	.000	[a]	(.000)	[a]	1.00	.01		.47		.06		.01		209,090
2021[b]	1.00	.000	[a]	(.000)	[a]	1.00	.00	[c,d]	.64	[e]	.11	[e]	.01	[e]	6,872
Service Shares
Year Ended January 31,
2022	1.00	.000	[a]	(.000)	[a]	1.00	.01		1.02		.07		.01		286,142
2021[b]	1.00	.000	[a]	(.000)	[a]	1.00	.00	[c,d]	1.07	[e]	.11	[e]	.02	[e]	40

a Amount represents less than $.001 per share.

b On November 16, 2020, the fund commenced offering Wealth shares and Service shares.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

	Per Share Data ($)							Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)	Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Net Assets End of Period ($ x 1,000)
Dreyfus Treasury Securities Cash Management
Institutional Shares
Year Ended January 31,
2022	1.00	.000	[a]	(.000)	[a]	1.00	.01	.21	.05	.01	33,717,357
2021	1.00	.002		(.002)		1.00	.24	.21	.17	.21	29,170,141
2020	1.00	.019		(.019)		1.00	1.96	.21	.19	1.93	24,169,621
2019	1.00	.018		(.018)		1.00	1.78	.21	.20	1.75	23,505,647
2018	1.00	.008		(.008)		1.00	.79	.21	.18	.77	27,366,026
Investor Shares
Year Ended January 31,
2022	1.00	.000	[a]	(.000)	[a]	1.00	.01	.45	.05	.01	1,577,212
2021	1.00	.002		(.002)		1.00	.16	.46	.24	.15	1,457,957
2020	1.00	.017		(.017)		1.00	1.70	.46	.44	1.74	1,128,928
2019	1.00	.015		(.015)		1.00	1.53	.46	.45	1.51	1,746,213
2018	1.00	.005		(.005)		1.00	.53	.46	.43	.54	2,104,742
Administrative Shares
Year Ended January 31,
2022	1.00	.000	[a]	(.000)	[a]	1.00	.01	.31	.06	.01	9,670,384
2021	1.00	.002		(.002)		1.00	.20	.31	.21	.15	4,371,849
2020	1.00	.018		(.018)		1.00	1.86	.31	.29	1.84	2,364,299
2019	1.00	.017		(.017)		1.00	1.68	.31	.30	1.67	2,454,059
2018	1.00	.007		(.007)		1.00	.68	.31	.28	.68	2,594,277
Participant Shares
Year Ended January 31,
2022	1.00	.000	[a]	(.000)	[a]	1.00	.01	.60	.05	.01	4,801,362
2021	1.00	.001		(.001)		1.00	.14	.61	.27	.13	3,663,480
2020	1.00	.015		(.015)		1.00	1.55	.61	.59	1.47	3,153,603
2019	1.00	.014		(.014)		1.00	1.38	.61	.60	1.36	2,052,791
2018	1.00	.004		(.004)		1.00	.39	.61	.58	.39	2,179,683

FINANCIAL HIGHLIGHTS (continued)

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus Treasury Securities Cash Management (continued)
Wealth Shares
Year Ended January 31,
2022	1.00	.000	[a]	(.000)	[a]	1.00	.01		.48		.06		.01		534,237
2021[b]	1.00	.000	[a]	(.000)	[a]	1.00	.00	[c,d]	.53	[e]	.13	[e]	.01	[e]	65
Service Shares
Year Ended January 31,
2022	1.00	.000	[a]	(.000)	[a]	1.00	.01		1.02		.06		.01		1,893,407
2021[b]	1.00	.000	[a]	(.000)	[a]	1.00	.00	[c,d]	1.06	[e]	.12	[e]	.01	[e]	40

a Amount represents less than $.001 per share.

b On November 16, 2020, the fund commenced offering Wealth shares and Service shares.

c Amount represents less than .01%.

d Not annualized.

e Annualized.

See notes to financial statements.

	Per Share Data ($)									Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income	[a]	Net Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Dividends from Net Realized Gain on Investments	Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus Cash Management
Institutional Shares
Year Ended January 31,
2022	1.0011	.0004		(.0003)	(.0004)	(.0000)[b]	1.0008	.02		.21		.10		.04		5,412,181
2021	1.0005	.0050		(.0004)	(.0040)	-	1.0011	.47		.21		.11		.50		4,906,825
2020	1.0002	.0229		(.0005)[c]	(.0221)	-	1.0005	2.27		.21		.11		2.22		10,233,582
2019	.9999	.0216		(.0003)	(.0210)	-	1.0002	2.15		.21		.09		2.13		9,526,673
2018	1.0002	.0114		(.0003)	(.0114)	-	.9999	1.11		.25		.12		1.20		6,884,805
Investor Shares
Year Ended January 31,
2022	1.0011	.0001		(.0003)	(.0001)	(.0000)[b]	1.0008	(.01)		.46		.14		.01		52,125
2021	1.0005	.0017		.0012[c]	(.0023)	-	1.0011	.29		.46		.28		.17		201,650
2020	1.0002	.0196		.0004	(.0197)	-	1.0005	2.01		.46		.36		1.91		171,215
2019	1.0000	.0188		(.0001)	(.0185)	-	1.0002	1.88		.46		.34		1.80		101,165
2018	1.0002	.0089		(.0002)	(.0089)	-	1.0000	.87		.50		.39		.88		124,166
Administrative Shares
Year Ended January 31,
2022	1.0011	.0001		(.0002)	(.0001)	(.0000)[b]	1.0009	.00	[d]	.31		.14		.01		125,739
2021	1.0005	.0034		.0004[c]	(.0032)	-	1.0011	.38		.31		.20		.32		56,995
2020	1.0002	.0225		(.0010)[c]	(.0212)	-	1.0005	2.17		.31		.21		2.15		77,564
2019	1.0000	.0225		(.0023)	(.0200)	-	1.0002	2.04		.31		.19		2.03		104,888
2018	1.0002	.0104		(.0002)	(.0104)	-	1.0000	1.03		.35		.24		1.02		88,645

Preferred Shares
2022[e]	1.0000	.0003		.0008	(.0003)	(.0000)[b]	1.0008	.02	[f]	.12	[g]	.10	[g]	.04	[g]	2,750,039

a Based on average shares outstanding.

b Amount represents less than $.0001 per shares.

c  In addition to net realized and unrealized gains(losses) on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

d Amount represents less than .01%.

e On May 4, 2021, the fund commenced offering Preferred shares.

f Not annualized.

g Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Per Share Data ($)							Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income	[a]	Net Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Net Asset Value End of Period	Total Return (%)	Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Net Assets End of Period ($ x 1,000)
Dreyfus Tax Exempt Cash Management
Institutional Shares
Year Ended January 31,
2022[b]	.9999	.0001		.0000[c]	(.0001)	.9999	.01	.27	.08	.01	307,966
2021	1.0001	.0039		(.0007)[d]	(.0034)	.9999	.32	.25	.17	.38	383,770
2020	1.0000	.0133		(.0005)[d]	(.0127)	1.0001	1.29	.26	.20	1.28	496,302
2019	1.0000	.0122		.0003	(.0125)	1.0000	1.25	.27	.21	1.23	621,665
2018	1.0000	.0066		.0000[c]	(.0066)	1.0000	.66	.26	.26	.65	607,839

a Based on average shares outstanding.

b On February 1, 2021, Investor shares were converted to Institutional shares.

c Amount represents less than $.0001 per share.

d In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Obligations Cash Management, Dreyfus Treasury Securities Cash Management, Dreyfus Cash Management and Dreyfus Tax Exempt Cash Management (each, a “fund” and collectively, the “funds”) are diversified open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “Act”). Dreyfus Government Cash Management and Dreyfus Government Securities Cash Management are each a separate series of Dreyfus Government Cash Management Funds and Dreyfus Tax Exempt Cash Management is the sole series of Dreyfus Tax Exempt Cash Management Funds (the “Trust”).

Each fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. Dreyfus Tax Exempt Cash Management investment objective is to provide investors with as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity. Each fund is managed by Dreyfus Cash Investment Strategies, a division of BNY Mellon Investment Adviser, Inc. (the “Adviser”), each fund’s investment adviser and a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”).

Effective February 1, 2021 (the “Effective Date”), Dreyfus Tax Exempt Cash Management changed its fund name from “Dreyfus AMT-Free Tax Exempt Cash Management” to “Dreyfus Tax Exempt Cash Management”. Also, on the Effective Date, Investor shares of the Dreyfus Tax Exempt Cash Management were converted into Institutional shares.

Effective May 4, 2021, Dreyfus Cash Management commenced offering Preferred shares.

As of the close of business on May 5, 2021, pursuant to an Agreement and Plan of Reorganization previously approved by the Trust’s Board of Trustees (the “Board”), all of the assets, subject to the liabilities, of General Government Securities Money Market Fund’s Class A, Class B and Dreyfus Class shares were transferred to Dreyfus Government Cash Management in a tax free exchange at cost basis for Wealth and Service shares of Beneficial Interest of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of General Government Securities Money Market Fund’s Class A and Dreyfus Class shares received Wealth shares and Class B received Service shares of Dreyfus Government Cash Management, in an amount equal to the aggregate net asset value of their investment in General Government Securities Money Market Fund’s Class A, Class B and Dreyfus Class shares at the time of the exchange. The net asset value of Dreyfus Government Cash Management’s Wealth and Service shares on the close of business on May 5, 2021, after the reorganization was $1.00 for Wealth shares and $1.00 for Service shares, and a total of 42,913,655 Wealth shares and 2,101,324,270 Service shares were issued to shareholders of General Government Securities Money Market Fund’s Class A, Class B and Dreyfus Class shares in the exchange.

The net assets as of the merger date for General Government Securities Money Market Fund and Dreyfus Government Cash Management were as follows:

Net Assets ($)
General Government Securities Money Market Fund	2,144,189,839
Dreyfus Government Cash Management	104,715,613,763

Assuming the merger had been completed on February 1, 2021, Dreyfus Government Cash Management’s pro forma results in the Statement of Operations during the period ended January 31, 2022 would be as follows:

Net investment income	$34,207,698 [1]
Net realized gain (loss) on investments	$114,337 [2]
Net increase (decrease) in net assets resulting from operations	$34,322,035

1 $34,038,190 as reported in the Statement of Operations, plus $169,508 General Government Securities Money Market Fund, pre-merger.

2 $114,337 as reported in the Statement of Operations, plus $0 General Government Securities Money Market Fund, pre-merger.

Because the combined funds have been managed as a single integrated fund since the merger was completed, it is not practicable to separate the amounts of revenue and expenses of General Government Securities Money Market Fund that have been included in the Dreyfus Government Cash Management’s Statement of Operations since May 5, 2021.

As of the close of business on May 11, 2021, pursuant to an Agreement and Plan of Reorganization previously approved by the Board, all of the assets, subject to the liabilities, of General Treasury Securities Money Market Fund’s Class A, Class B and Dreyfus Class shares were transferred to Dreyfus Treasury Securities Cash Management in a tax free exchange at cost basis for Wealth and Service shares of Beneficial Interest of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of General Treasury Securities Money Market Fund’s Class A and Dreyfus Class shares received Wealth shares and Class B received Service shares of Dreyfus Treasury Securities Cash Management, in an amount equal to the aggregate net asset value of their investment in General Treasury Securities Money Market Fund’s Class A,

NOTES TO FINANCIAL STATEMENTS (continued)

Class B and Dreyfus Class shares at the time of the exchange. The net asset value of Dreyfus Treasury Securities Cash Management’s Wealth and Service shares on the close of business on May 11, 2021, after the reorganization was $1.00 for Wealth shares and $1.00 for Service shares, and a total of 539,703,024 Wealth shares and 1,781,715,447 Service shares were issued to shareholders of General Treasury Securities Money Market Fund’s Class A, Class B and Dreyfus Class shares in the exchange.

The net assets as of the merger date for General Treasury Securities Money Market Fund and Dreyfus Treasury Securities Cash Management were as follows:

Net Assets ($)
General Treasury Securities Money Market Fund	2,321,996,136
Dreyfus Treasury Securities Cash Management	44,049,265,584

Assuming the merger had been completed on February 1, 2021, Dreyfus Treasury Securities Cash Management’s pro forma results in the Statement of Operations during the period ended January 31, 2022 would be as follows:

Net investment income	$4,373,932 [1]
Net realized gain (loss) on investments	$176,979 [2]
Net increase (decrease) in net assets resulting from operations	$4,550,911

1 $4,266,570 as reported in the Statement of Operations, plus $107,362 General Treasury Securities Money Market Fund, pre-merger.

2 $153,720 as reported in the Statement of Operations, plus $23,259 General Treasury Securities Money Market Fund, pre-merger.

Because the combined funds have been managed as a single integrated fund since the merger was completed, it is not practicable to separate the amounts of revenue and expenses of General Treasury Securities Money Market Fund that have been included in the Dreyfus Treasury Securities Cash Management’s Statement of Operations since May 11, 2021.

As of the close of business on May 4, 2021, pursuant to an Agreement and Plan of Reorganization previously approved by the Board, all of the assets, subject to the liabilities, of Dreyfus Preferred Money Market Fund’s Institutional and Hamilton shares were transferred to Dreyfus Cash Management in a tax free exchange at cost basis for Preferred shares of Beneficial Interest of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of Dreyfus Institutional Preferred Money Market Fund’s Institutional and Hamilton shares received Preferred shares of Dreyfus Cash Management, in an amount equal to the aggregate net asset value of their investment in Dreyfus Institutional Preferred Money Market Fund’s Institutional and Hamilton shares at the time of the exchange. The net asset value of Dreyfus Cash Management's Preferred shares on the close of business on May 4, 2021, after the reorganization was $1.0010 for Preferred shares, and a total of 3,631,145,830 Preferred shares were issued to shareholders of Dreyfus Preferred Money Market Fund's Institutional and Hamilton shares in the exchange.

The net unrealized appreciation (depreciation) on investments and net assets as of the merger date for Dreyfus Institutional Preferred Money Market Fund and Dreyfus Cash Management were as follows:

	Unrealized Appreciation (Depreciation) ($)	Net Assets ($)
Dreyfus Institutional Preferred Money Market Fund	82,716	3,634,782,505
Dreyfus Cash Management	247,959	4,719,290,468

Assuming the merger had been completed on February 1, 2021, Dreyfus Cash Management’s pro forma results in the Statement of Operations during the period ended January 31, 2022 would be as follows:

Net investment income	$3,066,050 [1]
Net realized and unrealized gain (loss) on investments	$(1,432,686) [2]
Net increase (decrease) in net assets resulting from operations	$1,633,364

1 $3,008,168 as reported in the Statement of Operations, plus $57,882 Dreyfus Institutional Preferred Money Market Fund, pre-merger.

2 ($1,424,360) as reported in the Statement of Operations, plus ($8,326) Dreyfus Institutional Preferred Money Market Fund, pre-merger.

Because the combined funds have been managed as a single integrated fund since the merger was completed, it is not practicable to separate the amounts of revenue and expenses of Dreyfus Institutional Preferred Money Market Fund that have been included in the Dreyfus Cash Management’s Statement of Operations since May 4, 2021.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of each fund’s shares, which are sold to the public without a sales charge. Each fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest of the following classes of shares: Dreyfus Government Cash Management: Institutional, Investor, Administrative, Participant, Wealth and Service. Dreyfus Government Securities Cash Management: Institutional, Investor, Administrative and Participant. Dreyfus Treasury Obligations Cash Management: Institutional, Investor, Administrative, Participant, Wealth and Service. Dreyfus Treasury Securities Cash Management: Institutional, Investor, Administrative,

Participant, Wealth and Service. Dreyfus Cash Management: Institutional, Investor, Administrative and Preferred. Dreyfus Tax Exempt Cash Management: Institutional. Institutional, Investor, Administrative, Participant, Wealth, Service and Preferred shares class of the funds are subject to a Shareholder Services Plan, and the Participant and Service shares of the funds are subject to an Administrative Services Plan. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Obligations Cash Management and Dreyfus Treasury Securities Cash Management each operate as a “government money market fund” as that term is defined in Rule 2a-7 under the Act (a “Government Fund”). It is the policy of each Government Fund to maintain a constant NAV of $1.00 per share, and each Government Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Government Fund will be able to maintain a constant NAV of $1.00 per share. Government Funds are not subject to liquidity fees or temporary suspensions of redemptions due to declines in the funds’ weekly liquid assets.

Dreyfus Cash Management and Dreyfus Tax Exempt Cash Management each operate as an “institutional prime fund” as that term is defined in Rule 2a-7 under the Act (an “Institutional Fund”). Each Institutional Fund may, or in certain circumstances, must impose a fee upon the sale of shares or may temporarily suspend redemptions if each fund’s weekly liquid assets fall below required minimums because of market conditions or other factors.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. Each fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. Each fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of each fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each fund’s investments are as follows:

Government Funds: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate fair market

NOTES TO FINANCIAL STATEMENTS (continued)

value, the fair value of the portfolio securities will be determined by procedures established by and under the general oversight of the Board.

Institutional Funds: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the funds calculate their net asset value, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At January 31, 2022, all of the securities in each fund were considered Level 2 within the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Dreyfus Government Cash Management, Dreyfus Treasury Obligations Cash Management and Dreyfus Cash Management, may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and each fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, each fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, each fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of each fund by the tri-party administrator with respect to any tri-party agreement. Each fund may also jointly enter into one or more repurchase agreements with other funds managed by the Adviser in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Risk: Certain events particular to the industries in which each fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(d) Dividends and distributions to shareholders: It is the policy of each fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of each fund not to distribute such gains.

(e) Federal income taxes: It is the policy of Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Obligations Cash Management, Dreyfus Treasury Securities Cash Management and Dreyfus Cash Management, to continue to qualify as a regulated investment company if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

It is the policy of Dreyfus Tax Exempt Cash Management to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

For federal income tax purposes, each fund is treated as a separate entity for the purpose of determining such qualification.

As of and during the period ended January 31, 2022, the funds did not have any liabilities for any uncertain tax positions. Each fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended January 31, 2022, the funds did not incur any interest or penalties.

Each tax year in the four-year period ended January 31, 2022 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At January 31, 2022, the components of accumulated earnings on a tax basis for each fund were substantially the same as for financial reporting purposes.

Under the Regulated Investment Company Modernization Act of 2010, each fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

Table 1 summarizes each relevant fund’s accumulated capital loss carryover available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to January 31, 2022.

Table 2 summarizes each fund’s tax character of distributions paid to shareholders during the fiscal periods ended January 31, 2022 and January 31, 2021.

During the period ended January 31, 2022, as a result of permanent book to tax differences, each identified fund’s total distributable earnings (loss) and increased/(decreased) paid in capital on investments as summarized in Table 3. These permanent book to tax differences are primarily due to treating a portion of the proceeds from redemptions as a distribution for tax purposes for Dreyfus Tax Exempt Cash Management and capital loss carryover from fund merger for Dreyfus Cash Management. Net assets and net asset value per share were not affected by these reclassifications.

At January 31, 2022, the cost of investments for federal income tax purposes for each fund was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

NOTES TO FINANCIAL STATEMENTS (continued)

Table 1—Capital Loss Carryover
	Short-Term Losses ($)†	Long-Term Losses ($)†	Total (S)
Dreyfus Government Cash Management	438,503	-	438,503
Dreyfus Government Securities Cash Management	13,240	-	13,240
Dreyfus Treasury Obligations Cash Management	1,803,999	143,279	1,947,278
Dreyfus Cash Management	1,467,978	-	1,467,978

† These capital losses can be carried forward for an unlimited period.

Table 2—Tax Character of Distributions Paid
	2022			2021
	Tax-Exempt Income ($)	Ordinary Income ($)	Long-Term Capital Gains ($)	Tax-Exempt Income ($)	Ordinary Income ($)	Long-Term Capital Gains ($)
Dreyfus Government Cash Management	-	33,580,440	-	-	156,416,506	-
Dreyfus Government Securities Cash Management	-	449,945	-	-	10,552,209	-
Dreyfus Treasury Obligations Cash Management	-	3,772,714	-	-	42,979,140	-
Dreyfus Treasury Securities Cash Management	-	4,351,462	-	-	74,132,583	-
Dreyfus Cash Management	-	3,345,087	-	-	34,112,319	-
Dreyfus Tax Exempt Cash Management	40,859	-	1,526	2,302,570	-	-

Table 3—Reclassification of Components of Net Assets
	Total distributable earnings (loss) ($)	Paid-in Capital ($)
Dreyfus Cash Management	(69,919)	69,919
Dreyfus Tax Exempt Cash Management	(19,519)	19,519

(f) New accounting pronouncements: In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), and in January 2021, the FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 and ASU 2021-01 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to separate management agreements (the “Agreements”) with the Adviser, the management fee of each fund except for Dreyfus Cash Management is computed at the annual rate of 0.20% of the value of each fund’s average daily net assets and is payable monthly. Dreyfus Cash Management fee is computed at an annual rate of 0.10% of the value of the fund’s average daily nets assets and is payable monthly. Effective May 1, 2021, Dreyfus Cash Management’s management fee was reduced from 0.20% to 0.10% of the fund’s average daily net assets. For each fund except for Dreyfus Treasury Securities Cash Management Fund, the Agreements provide that if in any full fiscal year the aggregate expenses, (excluding taxes, brokerage fees and extraordinary expenses) exceed 1½% of the value of each fund’s average daily net assets, the Adviser will reimburse the relevant fund, or bear any excess expense over 1½%. During the period ended January 31, 2022, there were no reimbursements pursuant to the Agreements.

For certain funds, the Adviser agreed to waive receipt of its fees or limit the fund’s direct expenses during period ended January 31, 2022, as described below. To the extent that it is necessary for the Adviser to waive receipt of its management fee (or reimburse the fund’s common expenses) for any share class, the amount of the waiver or reimbursement will be applied equally to each share class of the fund in order to facilitate a daily yield at or above a certain level which may change from time to time. These expense limitations and waivers are voluntary, not contractual, and may be terminated by the Adviser at any time. For Dreyfus Government Cash Management, Dreyfus Treasury Obligations Cash Management, Dreyfus Treasury Securities Cash Management and Dreyfus Tax Exempt Cash Management, the Adviser agreed to waive receipt of its fee and/or assume the fund’s expenses to the extent necessary to reduce the direct expenses of the fund’s Institutional shares. Dreyfus Cash Management, the Adviser has agreed to waiver receipt of its fee and or assume the fund’s expense of the fund’s Administrative, Institutional and Investor shares. To the extent that it is necessary for the Adviser to waive receipt of its management fee or reimburse the fund’s common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of each relevant fund.

For Dreyfus Government Cash Management Fund, the Adviser has contractually agreed, from February 1, 2021 through June 1, 2022, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of the fund’s Wealth and Service shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.62% and 1.01%, respectively, of the value of applicable share class’ average daily net assets. On or after June 1, 2022, the Adviser may terminate this expense limitation agreement at any time.

For Dreyfus Treasury Obligations Cash Management Fund, the Adviser has contractually agreed, from February 1, 2021 through June 1, 2022, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of the fund’s Wealth and Service shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.47% and 1.01%, respectively, of the value of applicable share class’ average daily net assets. On or after June 1, 2022, the Adviser may terminate this expense limitation agreement at any time.

For Dreyfus Treasury Securities Cash Management Fund, the Adviser has contractually agreed, from February 1, 2021 through June 1, 2022, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of the fund’s Wealth and Service shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.47% and 1.01%, respectively, of the value of applicable share class’ average daily net assets. On or after June 1, 2022, the Adviser may terminate this expense limitation agreement at any time.

For Dreyfus Cash Management, the Adviser has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund’s Preferred shares from May 4, 2021 through June 1, 2023 so that the direct expenses of Preferred shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.10% of the value of the fund’s Preferred shares average daily net assets. To the extent that it is necessary for the Adviser to reimburse the fund’s common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the fund.

Table 4 summarizes the reduction in expenses for each relevant fund, pursuant to these undertakings, during the period ended January 31, 2022.

Table 4—Fee Waivers ($)

Dreyfus Government Cash Management	56,415,348
Dreyfus Treasury Obligations Cash Management	8,845,725
Dreyfus Treasury Securities Cash Management	4,682,969
Dreyfus Cash Management	6,030,406
Dreyfus Tax Exempt Cash Management	304,726

The Adviser has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. Table 5 summarizes the reduction in expenses for each fund, pursuant to these undertakings, during the period ended January 31, 2022.

Table 5—Expense Reductions ($)

Dreyfus Government Cash Management	176,416,203
Dreyfus Government Securities Cash Management	9,808,509
Dreyfus Treasury Obligations Cash Management	54,789,495
Dreyfus Treasury Securities Cash Management	108,869,322
Dreyfus Cash Management	346,037
Dreyfus Tax Exempt Cash Management	495,299

(b) Under each fund’s Compensation Shareholder Services Plan, with respect to each fund’s applicable Investor,

NOTES TO FINANCIAL STATEMENTS (continued)

Administrative, Participant, Wealth and Service shares and as of May 1, 2021 Dreyfus Cash Management Institutional shares, each fund pays the Distributor for providing certain services to shareholders of these classes. Investor shares, Administrative shares, Participant shares, Wealth shares and Service shares pay the Distributor at annual rates of 0.25%, 0.10%, 0.25%, 0.25% and 0.25%, respectively, of the value of the applicable share class’ average daily net assets. As of May 1, 2021, Dreyfus Cash Management Institutional shares pay the Distributor at annual rate of 0.10% of the value of Dreyfus Cash Management Institutional shares average daily net assets and with respect to Administrative shares the annual rate increased from annual rate of 0.10% to an annual rate of 0.20% of value of Dreyfus Cash Management Administrative shares average daily net assets. Service may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the funds and services related to the maintenance of shareholder accounts. Under the Compensation Shareholder Services Plan as to each class, the Distributor may make payments to Service Agents with respect to these services. Table 6 summarizes the amount each fund was charged pursuant to the Compensation Shareholder Services Plan during the period ended January 31, 2022.

Each fund has adopted a Reimbursement Shareholder Services Plan with respect to its Institutional shares and as of May 4, 2021 Dreyfus Cash Management adopted a Reimbursement Shareholder Service Plan with respect to Preferred shares. Institutional and Preferred shares of each fund reimburse the Distributor at an amount not to exceed an annual rate of 0.25% and 0.05%, respectively, of the value of applicable share class’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. Effective May 1, 2021, Dreyfus Cash Management Institutional shares, the amount not to exceed annual rate was reduced from 0.25% to 0.05% of the value of Dreyfus Cash Management Institutional shares average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Institutional and Preferred shares of each fund, and services related to the maintenance of shareholder accounts. Table 7 summarizes the amount each fund’s Institutional and Preferred shares were charged pursuant to the Reimbursement Shareholder Services Plan during the period ended January 31, 2022.

Table 6—Compensation Shareholder Services Plan Fees

	Institutional Shares ($)	Investor Shares ($)	Administrative Shares ($)	Participant Shares ($)	Wealth Shares ($)	Service Shares ($)
Dreyfus Government Cash Management	-	6,602,052	3,974,608	4,109,187	4,138,941	5,608,832
Dreyfus Government Securities Cash Management	-	619,751	597,749	984,658	-	-
Dreyfus Treasury Obligations Cash Management	-	3,977,321	726,916	7,143,472	469,702	379,225
Dreyfus Treasury Securities Cash Management	-	3,931,997	7,953,842	10,595,741	1,019,427	3,470,839
Dreyfus Cash Management	3,589,130	293,583	267,731	-	-	-
Dreyfus Tax Exempt Cash Management	-	213	-	-	-	-

Table 7—Reimbursement Shareholder Services Plan Fees

	Institutional Shares ($)	Preferred Shares ($)
Dreyfus Government Cash Management	1,021,186	-
Dreyfus Government Securities Cash Management	48,303	-
Dreyfus Treasury Obligations Cash Management	290,063	-
Dreyfus Treasury Securities Cash Management	350,812	-
Dreyfus Cash Management	186,383	-
Dreyfus Tax Exempt Cash Management	87,586	-

(c) Under each fund’s Administrative Services Plan, with respect to each fund’s applicable Participant and Service shares and as of May 1, 2021 Dreyfus Cash Management Investor shares, each fund will pay the Distributor for the provision of certain types of recordkeeping and other related services (which are not services for which a “service fee” as defined under the Conduct Rules of FINRA is intended to compensate) pursuant to the Administrative Services Plan. Participant and Service shares pays the Distributor at an annual rate of 0.15% and 0.55%, respectively, of the value of the applicable shares class’ average daily net assets. As of May 1, 2021, Dreyfus Cash Management Investor shares pays the Distributor at an annual rate of 0.10% of the value of the Dreyfus Cash Management Investor shares average daily net assets. These services include for Participant shares, at a minimum: client onboarding; anti-money laundering and related regulatory oversight; manual transaction processing; disbursing income dividends and capital gain distributions; transmitting wires; fund statistical reporting; and blue sky support. These services include for Service shares, at a minimum: providing beneficial owners with statements showing their position in the fund; mailing periodic reports, prospectuses and other fund communications to beneficial owners; client onboarding; anti-money laundering and related regulatory oversight; manual transaction processing; disbursing income dividends and capital gain distributions; transmitting wires; processing (i.e., aggregating) purchase and redemption transactions; preparing and delivering to beneficial owners, and state and federal authorities, including the IRS and the SEC, such information respecting dividends and distributions paid by the fund as may be required by law, rule or regulation; withholding on dividends and distributions as may be required by state or Federal authorities from time to time; receiving, tabulating, and transmitting proxies executed by beneficial owners; fund statistical reporting; trade reconciliation; maintaining fund data on platform; and blue sky support. Under the Administrative Service Plan, the Distributor may make payments to certain Service Agent in respect of these services. Table 8 summarizes the amount each fund was charged pursuant to the Administrative Services Plan during the period ended January 31, 2022.

Table 8—Administrative Services Plan Fees

	Investor Shares ($)	Participant Shares ($)	Service Shares ($)
Dreyfus Government Cash Management	-	2,465,512	12,339,430
Dreyfus Government Securities Cash Management	-	590,795	-
Dreyfus Treasury Obligations Cash Management	-	4,286,083	834,294
Dreyfus Treasury Securities Cash Management	-	6,357,444	7,635,845
Dreyfus Cash Management	63,394	-	-

The funds have an arrangement with the transfer agent whereby the funds may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. For financial reporting purposes, the funds include net earnings credits, if any, as shareholder servicing costs in the Statements of Operations.

Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Obligations Cash Management, Dreyfus Treasury Securities Cash Management and Dreyfus Cash Management each has an arrangement with the custodian whereby Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Obligations Cash Management, Dreyfus Treasury Securities Cash Management and Dreyfus Cash Management will receive interest income or be charged overdraft fees when positive cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

Dreyfus Tax Exempt Cash Management has an arrangement with the custodian to receive earnings credits when positive cash balances are maintained, which were used to offset custody fees. For financial reporting purposes, the funds include net earnings credits, if any, as expense offsets in the Statements of Operations.

Each fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the funds. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. Table 9 summarizes the amount each fund was

NOTES TO FINANCIAL STATEMENTS (continued)

charged during the period ended January 31, 2022, which is included in Shareholder servicing costs in the Statements of Operations.

Table 9—Transfer Agency Agreement Fees ($)

Dreyfus Government Cash Management	58,643
Dreyfus Government Securities Cash Management	2,798
Dreyfus Treasury Obligations Cash Management	9,480
Dreyfus Treasury Securities Cash Management	54,364
Dreyfus Cash Management	72,712
Dreyfus Tax Exempt Cash Management	1,893

Each relevant fund compensates BNY Mellon under a shareholder redemptions draft processing agreement for providing certain services related to the funds’ check writing privilege. Table 10 summarizes the amount each fund was charged during the period ended January 31, 2022 pursuant to the agreement, which is included in Shareholder servicing costs in the Statements of Operations.

Table 10—BNY Mellon Cash Management Fees ($)

Dreyfus Government Cash Management	2,216
Dreyfus Treasury Obligations Cash Management	103
Dreyfus Treasury Securities Cash Management	3,128

Each fund compensates BNY Mellon under a custody agreement for providing custodial services. These fees are determined based on net assets, geographic region and transaction activity. Table 11 summarizes the amount each fund was charged during the period ended January 31, 2022 pursuant to the custody agreement. These fees were offset by earnings credits for each relevant fund, also summarized in Table 11.

During the period ended January 31, 2022, each fund was charged $14,460 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statements of Operations.

Table 12 summarizes the components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statements of Assets and Liabilities for each fund.

Table 11—Custody Agreement Fees
	Custody Fees ($)	Earnings Credits ($)
Dreyfus Government Cash Management	1,814,038	-
Dreyfus Government Securities Cash Management	72,428	-
Dreyfus Treasury Obligations Cash Management	484,637	-
Dreyfus Treasury Securities Cash Management	749,218	-
Dreyfus Cash Management	149,134	-
Dreyfus Tax Exempt Cash Management	18,053	(571)

Table 12—Due to BNY Mellon Investment Adviser, Inc. and Affiliates
	Management Fees ($)	Shareholder Services Plans Fees ($)	Administrative Services Plan Fees($)	Custodian Fees ($)	Chief Compliance Officer Fees ($)	Transfer Agency Fees ($)	Less Expense Reimbursement ($)
Dreyfus Government Cash Management	21,904,640	3,004,246	2,073,357	790,000	4,836	11,654	(22,236,587)
Dreyfus Government Securities Cash Management	780,580	168,990	43,306	30,925	4,836	488	(754,328)
Dreyfus Treasury Obligations Cash Management	5,044,201	1,161,605	511,456	192,500	4,836	1,553	(4,774,189)
Dreyfus Treasury Securities Cash Management	8,998,720	2,705,783	1,500,878	325,000	4,836	12,379	(10,459,331)
Dreyfus Cash Management	746,942	527,373	4,415	68,500	4,836	16,554	(673,984)
Dreyfus Tax Exempt Cash Management	56,184	5,000	-	7,469	4,836	316	(53,885)

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers, complies with Rule 17a-7 under the Act. Table 13 summarizes the amounts of purchases and sales of securities engaged in by each relevant fund pursuant to Rule 17a-7 under the Act during the period ended January 31, 2022.

Table 14 summarizes the cost of investments for federal income tax purposes, gross appreciation, gross depreciation and accumulated net unrealized appreciation (depreciation) on investments for each relevant fund at January 31, 2022.

Table 13—Affiliated Portfolio Holdings Transactions
	Purchases ($)	Sales ($)
Dreyfus Tax Exempt Cash Management	496,755,000	571,375,000

Table 14—Accumulated Net Unrealized Appreciation (Depreciation)
	Cost of Investments ($)	Gross Appreciation ($)	Gross Depreciation ($)	Net ($)
Dreyfus Cash Management	8,343,347,702	246,303	(1,169,073)	(922,770)
Dreyfus Tax-Exempt Cash Management	321,851,655	100	(6,099)	(5,999)

NOTE 4—Subsequent Event:

Dreyfus Government Cash Management

Effective February 1, 2022, the Adviser, has contractually agreed, until at least May 31, 2023, to waive receipt of a portion of its management fee in the amount of 0.03% of the value of the fund’s average daily net assets. On or after May 31, 2023, the Adviser may terminate this waiver agreement at any time.

Effective February 23, 2022, Dreyfus Government Cash Management commenced offering BOLDSM shares. In addition, the Adviser has contractually agreed, until at least May 31, 2023, to waive receipt of its fees and/or assume the direct expenses of the fund’s BOLDSM shares so that the direct expenses of BOLDSM shares (excluding taxes, interest, portfolio transaction costs, commitment fees on borrowings and extraordinary expenses) do not exceed 0.18%. On or after May 31, 2023, the Adviser may terminate the fee waiver agreement and/or expense limitation agreement at any time.

Dreyfus Government Securities Cash Management

Effective February 1, 2022, the Adviser, has contractually agreed, until at least May 31, 2023, to waive receipt of a portion of its management fee in the amount of 0.01% of the value of the fund’s average daily net assets. On or after May 31, 2023, the Adviser may terminate this waiver agreement at any time.

Dreyfus Treasury Obligations Cash Management

Effective February 1, 2022, the Adviser, has contractually agreed, until at least May 31, 2023, to waive receipt of a portion of its management fee in the amount of 0.03% of the value of the fund’s average daily net assets. On or after May 31, 2023, the Adviser may terminate this waiver agreement at any time.

Dreyfus Treasury Securities Cash Management

Effective February 1, 2022, the Adviser, has contractually agreed, until at least May 31, 2023, to waive receipt of a portion of its management fee in the amount of 0.03% of the value of the fund’s average daily net assets. On or after May 31, 2023, the Adviser may terminate this waiver agreement at any time.

Dreyfus Tax Exempt Cash Management

Effective February 1, 2022, the Adviser, has contractually agreed, until at least May 31, 2023, to waive receipt of a portion of its fees and/or assume the direct expenses of the

NOTES TO FINANCIAL STATEMENTS (continued)

fund’s Institutional shares so that the direct expenses of fund’s Institutional shares (excluding taxes, interest, portfolio transaction costs, commitment fees on borrowings and extraordinary expenses) do not exceed 0.20% of the value of the fund’s average daily net assets. On or after May 31, 2023, the Adviser may terminate the expense limitation agreement at any time.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus Government Cash Management

Dreyfus Government Securities Cash Management

Dreyfus Treasury Obligations Cash Management

Dreyfus Treasury Securities Cash Management

Dreyfus Cash Management

Dreyfus Tax Exempt Cash Management (formerly, Dreyfus AMT-Free Tax Exempt Cash Management)

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Obligations Cash Management, Dreyfus Treasury Securities Cash Management, Dreyfus Cash Management and Dreyfus Tax Exempt Cash Management (formerly, Dreyfus AMT-Free Tax Exempt Cash Management) (collectively referred to as the “Funds”), including the statements of investments, as of January 31, 2022, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds at January 31, 2022, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2022, by correspondence with the custodian and others or by other appropriate auditing procedures where replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Dreyfus investment companies since at least 1957, but we are unable to determine the specific year.

New York, New York
March 22, 2022

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, Dreyfus Tax Exempt Cash Management hereby make the following designations regarding the dividends paid from investment income-net during their fiscal year ended January 31, 2022:

- all the dividends paid from investment income-net are “exempt-interest dividends” (not generally subject to regular federal income taxes), except $1,526 that is being designated as a long-term capital gain distribution for reporting purposes.

For state individual income tax purposes Dreyfus Government Securities Cash Management and Dreyfus Treasury Securities Cash Management hereby report the following percentage of ordinary dividends paid during the fiscal year ended January 31, 2022 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for income tax purposes in most states, including New York, Connecticut, California and the District of Columbia:

Dreyfus Government Cash Management-	51.77%
Dreyfus Government Securities Cash Management-	100%
Dreyfus Treasury Obligations Securities Cash Management-	68.63%
Dreyfus Treasury Securities Cash Management-	100%

The Funds below report the following percentage of ordinary income dividends paid during the fiscal year ended January 31, 2022 as qualifying interest related dividends:

Dreyfus Government Cash Management-	100%
Dreyfus Government Securities Cash Management-	100%
Dreyfus Treasury Obligations Cash Management-	100%
Dreyfus Treasury Securities Cash Management-	100%
Dreyfus Cash Management-	44.82%

Dreyfus Cash Management hereby reports $.000043 per share as a short-term capital gain distribution paid on December 23, 2021.

BOARD MEMBERS INFORMATION (Unaudited)
INDEPENDENT BOARD MEMBERS

Independent Board Members

Joseph S. DiMartino (78)
Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Director or Trustee of funds in the BNY Mellon Family of Funds and certain other entities (as described in the fund’s Statement of Additional Information) (1995-Present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ, Inc., a public company providing professional business services, products and solutions, Director (1997-Present)

No. of Portfolios for which Board Member Serves: 96

———————

Francine J. Bovich (70)
Board Member (2015)

Principal Occupation During Past 5 Years:

• The Bradley Trusts, private trust funds, Trustee (2011-Present)

Other Public Company Board Memberships During Past 5 Years:

• Annaly Capital Management, Inc., a real estate investment trust, Director (2014-Present)

No. of Portfolios for which Board Member Serves: 54

———————

J. Charles Cardona (66)
Board Member (2014)

Principal Occupation During Past 5 Years:

• President and Director of the Adviser (2008-2016)

• Chief Executive Officer of Dreyfus Cash Investment Strategies, a division of the Adviser (2009-2016)

• Chairman of the Distributor (2013–2016)

Other Public Company Board Memberships During Past 5 Years:

• BNY Mellon ETF Trust, Chairman and Trustee (2020-Present)

• BNY Mellon Liquidity Funds, Director (2004-Present) and Chairman (2019-2021)

No. of Portfolios for which Board Member Serves: 35

———————

Andrew J. Donohue (71)
Board Member (2019)

Principal Occupation During Past 5 Years:

• Attorney, Solo Law Practice (2019-Present)

• Shearman & Sterling LLP, a law firm, Of Counsel (2017-2019)

• Chief of Staff to the Chair of the SEC (2015-2017)

Other Public Company Board Memberships During Past 5 Years:

• Oppenheimer Funds (58 funds), Director (2017-2019)

No. of Portfolios for which Board Member Serves: 44

———————

Isabel P. Dunst (74)
Board Member (1991)

Principal Occupation During Past 5 Years:

• Hogan Lovells LLP, a law firm, Retired (2019-Present); Senior Counsel (2018-2019); Of Counsel (2015-2018); Partner (1990-2014)

• Hebrew Union College Jewish Institute of Religion, Member of the Board of Governors (2015-Present)

• Bend the ARC, a civil rights organization, Board Member (2016-Present)

No. of Portfolios for which Board Member Serves: 22

———————

Nathan Leventhal (78)
Board Member (2014)

Principal Occupation During Past 5 Years:

• Lincoln Center for the Performing Arts, President Emeritus (2001-Present)

• Palm Beach Opera, President (2016-Present)

Other Public Company Board Memberships During Past 5 Years:

• Movado Group, Inc., a public company that designs, sources, markets and distributes watches Director (2003-2020)

No. of Portfolios for which Board Member Serves: 32

———————

Robin A. Melvin (58)
Board Member (2010)

Principal Occupation During Past 5 Years:

• Westover School, a private girls' boarding school in Middlebury, Connecticut, Trustee (2019-Present)

• Mentor Illinois, a non-profit organization dedicated to increasing the quality of mentoring services in Illinois, Co-Chair (2014-2020); Board Member, Mentor Illinois (2013-2020)

• JDRF, a non-profit juvenile diabetes research foundation, Board Member (June 2021-Present)

Other Public Company Board Memberships During Past 5 Years:

• HPS Corporate Lending Fund, a closed-end management investment company regulated as a business development company, Trustee (August 2021-Present)

No. of Portfolios for which Board Member Serves: 74

———————

Roslyn M. Watson (72)
Board Member (2010)

Principal Occupation During Past 5 Years:

• Watson Ventures, Inc., a real estate investment company. Principal (1993-Present)

Other Public Company Board Memberships During Past 5 Years:

• American Express Bank, FSB, Director (1993-2018)

No. of Portfolios for which Board Member Serves: 44

———————

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Benaree Pratt Wiley (75)
Board Member (2007)

Principal Occupation During Past 5 Years:

• The Wiley Group, a firm specializing in strategy and business development, Principal (2005-Present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ, Inc., a public company providing professional business services, products and solutions, Director (2008-Present)

• Blue Cross Blue Shield of Massachusetts, Director (2004-2020)

No. of Portfolios for which Board Member Serves: 62

———————

Tamara Belinfanti (46)
Advisory Board Member (2021)

Principal Occupation During Past 5 Years:

• New York Law School, Lester Martin Professor of Law (2009-Present)

No. of Portfolios for which Advisory Board Member Serves: 22

———————

Gordon J. Davis (80)
Advisory Board Member (2021)

Principal Occupation During Past 5 Years:

• Venable LLP, a law firm Partner (2012-Present)

No. of Portfolios for which Advisory Board Member Serves: 40

———————

Each Board Member serves until his or her resignation, retirement or removal. The address of the Board Members and Officers is c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street, New York, New York 10286. Additional information about each Board Members is available in the fund’s Statement of Additional Information which can be obtained from the Adviser free of charge by calling this toll free number: 1-800-373-9387.

OFFICERS OF THE FUND (Unaudited)

DAVID DIPETRILLO, President since January 2021.

Vice President and Director of the Adviser since February 2021; Head of North America Product, BNY Mellon Investment Management since January 2018; and Director of Product Strategy, BNY Mellon Investment Management from January 2016 to December 2017. He is an officer of 56 investment companies (comprised of 109 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 43 years old and has been an employee of BNY Mellon since 2005.

JAMES WINDELS, Treasurer since November 2001.

Vice President of the Adviser since September 2020; Director–BNY Mellon Fund Administration, and an officer of 57 investment companies (comprised of 130 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 63 years old and has been an employee of the Adviser since April 1985.

PETER M. SULLIVAN, Chief Legal Officer since July 2021 and Vice President and Assistant Secretary since March 2019.

Chief Legal Officer of the Adviser and Associate General Counsel of BNY Mellon since July 2021; Senior Managing Counsel of BNY Mellon from December 2020 to July 2021; Managing Counsel of BNY Mellon from March 2009 to December 2020, and an officer of 57 investment companies (comprised of 130 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 53 years old and has been an employee of BNY Mellon since April 2004.

JAMES BITETTO, Vice President since August 2005 and Secretary since February 2018.

Senior Managing Counsel of BNY Mellon since December 2019; Managing Counsel of BNY Mellon from April 2014 to December 2019; Secretary of the Adviser, and an officer of 57 investment companies (comprised of 130 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 55 years old and has been an employee of the Adviser since December 1996.

DEIRDRE CUNNANE, Vice President and Assistant Secretary since March 2019.

Managing Counsel of BNY Mellon since December 2021, Counsel of BNY Mellon from August 2018 to December 2021; and Senior Regulatory Specialist at BNY Mellon Investment Management Services from February 2016 to August 2018. She is an officer of 57 investment companies (comprised of 130 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 31 years old and has been an employee of the Adviser since August 2018.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Vice President of BNY Mellon ETF Investment Adviser; LLC since February 2020; Senior Managing Counsel of BNY Mellon since September 2021; Managing Counsel of BNY Mellon from December 2017 to September 2021; and Senior Counsel of BNY Mellon from March 2013 to December 2017. She is an officer of 57 investment companies (comprised of 130 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 46 years old and has been an employee of the Adviser since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 57 investment companies (comprised of 130 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 56 years old and has been an employee of the Adviser since October 1990.

AMANDA QUINN, Vice President and Assistant Secretary since March 2020.

Counsel of BNY Mellon since June 2019; Regulatory Administration Manager at BNY Mellon Investment Management Services from September 2018 to May 2019; and Senior Regulatory Specialist at BNY Mellon Investment Management Services from April 2015 to August 2018. She is an officer of 57 investment companies (comprised of 130 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 36 years old and has been an employee of the Adviser since June 2019.

NATALYA ZELENSKY, Vice President and Assistant Secretary since March 2017.

Chief Compliance Officer since August 2021 and Vice President since February 2020 of BNY Mellon ETF Investment Adviser, LLC; Chief Compliance Officer since August 2021 and Vice President and Assistant Secretary since February 2020 of BNY Mellon ETF Trust; Managing Counsel of BNY Mellon from December 2019 to August 2021; Counsel of BNY Mellon from May 2016 to December 2019; and Assistant Secretary of the Adviser from April 2018 to August 2021. She is an officer of 56 investment companies (comprised of 129 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 36 years old and has been an employee of BNY Mellon since May 2016.

GAVIN C. REILLY, Assistant Treasurer since August 2005.

Tax Manager–BNY Mellon Fund Administration, and an officer of 57 investment companies (comprised of 130 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 53 years old and has been an employee of the Adviser since April 1991.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager–BNY Mellon Fund Administration, and an officer of 57 investment companies (comprised of 130 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 54 years old and has been an employee of the Adviser since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2002.

Senior Accounting Manager–BNY Mellon Fund Administration, and an officer of 57 investment companies (comprised of 130 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 54 years old and has been an employee of the Adviser since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since September 2004.

Chief Compliance Officer of the BNY Mellon Family of Funds and BNY Mellon Funds Trust since 2004; and Chief Compliance Officer of the Adviser from 2004 until June 2021. He is an officer of 56 investment companies (comprised of 117 portfolios) managed by the Adviser. He is 64 years old.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the BNY Mellon Family of Funds and BNY Mellon Funds Trust. She is an officer of 49 investment companies (comprised of 122 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 53 years old and has been an employee of the Distributor since 1997.

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For More Information

Dreyfus Cash Management Funds

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Institutional	Investor	Administrative	Participant	Wealth	Service	Preferred
Dreyfus Government Cash Management	DGCXX	DGVXX	DAGXX	DPGXX	DGQXX	DGUXX
Dreyfus Government Securities Cash Management	DIPXX	DVPXX	DAPXX	DGPXX
Dreyfus Treasury Obligations Cash Management	DTRXX	DTVXX	DTAXX	DTPXX	DTKXX	DTNXX
Dreyfus Treasury Securities Cash Management	DIRXX	DVRXX	DARXX	DPRXX	DTJXX	DTHXX
Dreyfus Cash Management	DICXX	DVCXX	DSCXX				DCEXX
Dreyfus Tax Exempt Cash Management	DEIXX

Telephone Call your representative or 1-800-346-3621

Mail BNY Mellon Family of Funds to: BNY Mellon Institutional Services, 144 Glenn

Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to instserv@bnymellon.com

Internet Dreyfus Money Market Funds at www.dreyfus.com

Each fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website for a period of five months. The fund files a monthly schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-MFP. The fund’s Forms N-MFP are available on the SEC’s website at www.sec.gov.

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2022 BNY Mellon Securities Corporation CMGTAR0122

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that J. Charles Cardona, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). J. Charles Cardona is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $34,853 in 2021 and $35,550 in 2022.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $7,184 in 2021 and $10,012 in 2022. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2021 and $0 in 2022.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $5,800 in 2021 and $6,685 in 2022. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2021 and $14,315 in 2022.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, $0 in 2021 and $265 in 2022. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2021 and $0 in 2022.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,302,915 in 2021 and $3,112,807 in 2022.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

       Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Cash Management

By: /s/ David DiPetrillo

David DiPetrillo

President (Principal Executive Officer)

Date: March 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David DiPetrillo

David DiPetrillo

President (Principal Executive Officer)

Date: March 23, 2022

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: March 22, 2022

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)